UNITED STATES               OMB APPROVAL
             SECURITIES AND EXCHANGE COMMISSION   OMB Number:    3235 -0570
                 Washington, D.C. 20549           Expires:     October 31, 2006
                                                  Estimated average burden
                                                  hours per response...


                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-8032

                               BARON ASSET FUND
--------------------------------------------------------------------------------
       (Exact name of registrant as specified in charter)

                          767 Fifth Avenue, 49th Floor
                               New York, NY 10153
--------------------------------------------------------------------------------
          (Address of Principal Executive Offices)        (Zip Code)


                            Linda S. Martinson, Esq.
                             c/o Baron Asset Fund
                           767 Fifth Avenue,49th Floor
                            New York, New York 10153
--------------------------------------------------------------------------------
                  (Name and Address of Agent for Service)


Registrant's Telephone Number, including Area Code        212-583-2000
                                                   -----------------------------

Date of fiscal year end:   September 30
                        ---------------

Date of reporting period:  September 30, 2003
                         --------------------

     Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17CRF 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

     A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 5th Street, NW, Washington, D.C. 20549-6009. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

      Potential persons who are to respond to the collection of information contained in this form are not required to respond unless the form displays a currently valid OMB control number.


SEC 2569 (3-03)

[Registered Castle Design]
 B A R O N
 F U N D S


BARON FUNDS

MANAGEMENT DISCUSSION OF FUND PERFORMANCE:

  BARON ASSET FUND ...........................................................2

  BARON GROWTH FUND ..........................................................3

  BARON SMALL CAP FUND .......................................................4

  BARON iOPPORTUNITY FUND.....................................................5

STATEMENT OF NET ASSETS.......................................................6

STATEMENTS OF ASSETS
  AND LIABILITIES............................................................13

STATEMENTS OF
  OPERATIONS.................................................................14

STATEMENTS OF CHANGES
  IN NET ASSETS..............................................................15

NOTES TO FINANCIAL
  STATEMENTS.................................................................16

REPORT OF INDEPENDENT
  AUDITORS...................................................................23

MANAGEMENT OF THE FUNDS......................................................24





767 Fifth Avenue
NY, NY 10153
212.583.2100
1.800.99.BARON
BaronFunds.com


ANNUAL FINANCIAL REPORT                                      SEPTEMBER 30, 2003


DEAR BARON FUNDS
SHAREHOLDER:

Attached you will find audited financial statements for Baron Asset Fund, Baron Growth Fund, Baron Small Cap Fund and Baron iOpportunity Fund for their fiscal years ended September 30, 2003. The Securities and Exchange Commission requires mutual funds to furnish these statements semi-annually to their shareholders.

We thank you for choosing to join us as fellow shareholders in Baron Funds. We will continue to work hard to justify your confidence.

Sincerely,



/s/ Ronald Baron
----------------
    Ronald Baron
    Chairman and Portfolio Manager
    November 21, 2003



/s/ Peggy Wong
--------------
    Peggy Wong
    Treasurer and CFO
    November 21, 2003




A description of the Funds' proxy voting policies and procedures is available without charge on the Funds' website, www.BaronFunds.com, or by calling 1-800-
                                       ------------------
99-BARON and on the SEC's website at www.sec.gov.
                                     -----------


---------------

Some of our comments are based on current management expectations and are considered "forward-looking statements." Actual future results, however, may prove to be different from our expectations. You can identify forward-looking statements by words such as "estimate", "may", "expect", "should", "could", "believe", "plan" and other similar terms. We cannot promise future returns and our opinions are a reflection of our best judgment at the time this report is compiled.

The views expressed in this report reflect those of the Company only through the end of the period stated in this report. The views are not intended as recommendations or investment advice to any person reading this report and are subject to change at any time based on market and other conditions and Baron has no obligation to update them.

Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate; an investor's shares, when redeemed, may be worth more or less than their original cost.

BARON ASSET FUND
--------------------------------------------------------------------------------
[Line Graph]

COMPARISON OF THE CHANGE IN VALUE OF $10,000 INVESTMENT IN BARON ASSET FUND** IN RELATION TO THE RUSSELL 2500* AND THE RUSSELL 2000*

DATE                BAF**            RUSSELL 2000*      RUSSELL 2500*
--------           ---------        --------------     --------------
06/12/1987          $10,000           $10,000           $10,000
09/30/1987           11,950            10,530            10,655
09/30/1988           13,234             9,400             9,692
09/30/1989           18,521            11,421            12,039
09/30/1990           12,838             8,322             9,114
09/30/1991           17,760            12,077            13,394
09/30/1992           19,484            13,155            14,770
09/30/1993           26,595            17,521            19,218
09/30/1994           28,728            17,980            19,766
09/30/1995           38,003            22,187            24,812
09/30/1996           46,098            25,101            28,740
09/30/1997           61,656            33,432            38,600
09/30/1998           51,946            27,074            32,264
09/30/1999           67,092            32,237            39,292
09/30/2000           82,418            39,778            50,893
09/30/2001           56,741            31,342            41,339
09/30/9002           55,301            28,429            38,257
09/30/2003           64,210            38,802            51,873

Information Presented by Fiscal Year as of September 30


AVERAGE ANNUAL TOTAL RETURNS
for the periods ended September 30, 2003

                                                                               Since
                                                                              Inception
                         One Year         Five Years         Ten Years        06/12/87
----------------------------------------------------------------------------------------
Baron Asset Fund**       16.11%            4.33%              9.21%            12.08%
Russell 2000*            36.50%            7.46%              8.28%             8.67%
Russell 2500*            35.59%            9.96%             10.44%            10.63%
-------------

     Past performance is not predictive of future performance.
* The Russell 2000 and the Russell 2500 are unmanaged indexes. The Russell 2000 measures the performance of small companies and the Russell 2500 of small to mid-sized companies.
** The performance data does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.


MANAGEMENT DISCUSSION OF FUND PERFORMANCE

Baron Asset Fund gained 16.11% in the fiscal year ended September 30, 2003. The Russell 2000 gained 36.50% and the S&P 500 gained 24.30% in the same period. According to Morningstar, the average mid-cap growth fund (consisting of 742 funds as of September 30, 2003) gained 27.78% in the year ending September 30, 2003. While underperforming its peers in the current fiscal year, Baron Asset Fund outperformed its peer group mutual funds for the three years ending September 30 by losing less than they did. Baron Asset Fund lost 7.98% per year during the three years ended September 30, 2003, compared to losses per year of 16.82% for the average mid-cap growth fund. Many competitive mid-cap growth funds hold investments in volatile technology and Internet businesses, which helped their performance in 2003 but negatively impacted their results for the three-year period. Baron Asset Fund has chosen to avoid these investments. Since the quarter ended December 31, 2002, Baron Asset Fund has further diversified its investment portfolio by adding what we believe are several well-financed, well-managed, mid-cap growth businesses while reducing its investments in long time legacy holdings.

Since December, the Fund has increased its investments from 43 holdings to 59 and reduced its investment in its top ten holdings from 63% of assets to 46.5% of assets. The median market capitalization of the Fund's portfolio during the period increased from $1.8 billion to $2.8 billion, both from appreciation of our investments as well as from new purchases of slightly larger businesses. In the fourth quarter, as we have described in our last quarterly shareholder letter, we appointed Andrew Peck, my associate for the past five years, as co-portfolio manager of Baron Asset Fund. Andrew has been a major influence in helping us to restructure the Fund. We believe the Fund is now well positioned.

BARON ASSET FUND INVESTS IN SMALL AND MEDIUM SIZED GROWTH COMPANIES FOR THE LONG-TERM. After a three-year bear market, stock prices of small and mid-cap growth companies appreciated sharply in the 2003 fiscal year. Baron Asset Fund invests in growth businesses utilizing value oriented purchase and sell disciplines. The Fund seeks to invest in companies that it believes have significant long-term growth prospects at what we believe are reasonable prices.

It is our belief that many businesses in which we are shareholders are likely to experience rapid profit growth and are currently undervalued.

The Fund's performance was not uniform throughout last year. Baron Asset Fund's performance was weak in the first half of the fiscal year, -7.29%, but strong in the second half of the fiscal year, +25.23%.

Baron Asset Fund's investments in most sectors performed well. The Fund's best performing sector was Education. The Fund was positively impacted by its positions in Hotels & Lodging, Consumer Services, Financials, Recreation and Retail. The Fund was negatively impacted by its holdings in the Chemical industry.

In fiscal year 2004, the Fund expects to continue to invest in companies that, in our opinion, are undervalued relative to their long-term growth prospects and ability to sustain superior levels of profitability. The companies will continue to be identified through our independent research efforts. The Fund will remain diversified not only by industry and investment themes, but also by external risk factors we have identified that could affect company performance. This approach to investing in companies, not trading of stocks, we believe will allow the Fund to produce above average rates of return while keeping an attractive risk profile. In our view, the attractive valuation levels of growth companies, in general, the likelihood of accelerated profit growth in many of our largest positions, and the relatively low current prices of a few of our longer-term core positions should lead to a successful 2004.

BARON GROWTH FUND
--------------------------------------------------------------------------------
[Line Graph]

            COMPARISON OF THE CHANGE IN VALUE OF $10,000 INVESTMENT IN BARON GROWTH FUND** IN RELATION TO THE RUSSELL 2000*

DATE                BGF**            RUSSELL 2000*
--------           ---------        --------------
01/03/1995          $10,000           $10,000
09/30/1995           14,770            12,573
09/30/1996           18,575            14,224
09/30/1997           25,469            18,945
09/30/1998           20,855            15,341
09/30/1999           29,868            18,267
09/30/2000           35,431            22,541
09/30/2001           33,286            17,760
09/30/2002           34,956            16,108
09/30/2003           42,333            21,988

Information Presented by Fiscal Year as of September 30


AVERAGE ANNUAL TOTAL RETURNS
for the periods ended September 30, 2003

                                                             Since
                                                             Inception
                         One Year         Five Years         01/03/95
------------------------------------------------------------------------
Baron Growth Fund**       21.11%           15.21%             17.93%
Russell 2000*             36.50%            7.46%              9.42%
-------------

     Past performance is not predictive of future performance.
* The Russell 2000 is a unmanaged indexes that measures the performance of small companies.
** The performance data does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.


MANAGEMENT DISCUSSION OF FUND PERFORMANCE

Baron Growth Fund performed well in the fiscal year ended September 30, 2003 in absolute terms, but its performance was disappointing relative to the Fund's peer group. In the fiscal year ending September 30, 2003, the Fund gained 21.11%, the Russell 2000, an index of small cap stocks, gained 36.50% and the S&P 500, gained 24.30%. According to Morningstar, the small-cap growth category (consisting of 663 mutual funds as of September 30, 2003) gained 34.13% in the year ended September 30, 2003. According to Morningstar, the Fund has significantly outperformed its small-cap growth peers in the three year period ending September 30, +6.11% per year versus -10.58% per year for its peers, and in the five year period ending September 30, +15.21% per year versus +8.05% per year for its peers.

BARON GROWTH FUND INVESTS IN SMALL CAP GROWTH COMPANIES. The stock prices of growth stocks rebounded sharply in the 2003 fiscal year after a three-year bear market. Baron Growth Fund is a long term investor in businesses. The Fund utilizes an investment approach that allows it to look beyond the current environment and develop conviction, through its own independent research of companies, in the potential profitability of a business, and therefore its potential value in the future. The Fund normally invests in what it believes are great businesses that can be purchased opportunistically at attractive prices.

The Fund's performance was not uniform throughout the year. The Fund's performance was weak in the first half of the fiscal year, -2.71%, but strong in the second half, +24.48%.

The performance of Baron Growth Fund was not uniform across sectors in the 2003 fiscal year. The Fund was impacted positively by its investments in Education, Financials, Health Care Services, Hotels and Lodging, Recreation, and Retail. The Fund's best performing sector was Education. The Fund was not significantly negatively impacted by its holdings in any single sector.

We believe the Fund is invested in businesses that will grow rapidly as the economy recovers over the next year.

BARON SMALL CAP FUND
--------------------------------------------------------------------------------
[Line Graph]


            COMPARISON OF THE CHANGE IN VALUE OF $10,000 INVESTMENT
            IN BARON SMALL CAP FUND** IN RELATION TO THE RUSSELL 2000*

DATE                BSC**            RUSSELL 2000*
--------           ---------        --------------
09/30/1997           10,000            10,000
09/30/1998            8,610             8,098
09/30/1999           13,370             9,643
09/30/2000           16,050            11,898
09/30/2001           13,027             9,375
09/30/2002           14,095             8,503
09/30/2003           18,210            11,606

Information Presented by Fiscal Year as of September 30


AVERAGE ANNUAL TOTAL RETURNS
for the periods ended September 30, 2003

                                                             Since
                                                             Inception
                         One Year         Five Years         09/30/97
------------------------------------------------------------------------
Baron Small Cap Fund**    29.20%           16.16%             10.51%
Russell 2000*             36.50%            7.46%              2.51%
-------------

     Past performance is not predictive of future performance.
* The Russell 2000 is a unmanaged indexes that measures the performance of small companies.
** The performance data does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.


MANAGEMENT DISCUSSION OF FUND PERFORMANCE

Baron Small Cap Fund's performance in the fiscal year ended September 30, 2003 was strong on an absolute basis, +29.20%. The Fund lagged the Russell 2000, +36.50%, and the small cap growth fund category (consisting of 663 mutual funds as of September 30, 2003) which, according to Morningstar, rose 34.13% for the twelve months ending September 30, 2003. According to Morningstar, the Fund significantly outperformed its small cap growth peers in the three year period ending September 30, +4.30% per year versus -10.58% per year for its peers, and the five-year period ending September 30, +16.16% per year versus +8.05% per year for its peers.

BARON SMALL CAP FUND INVESTS IN SMALL CAP GROWTH COMPANIES. Small cap growth stocks rebounded sharply in the 2003 fiscal year following a three-year bear market. During the year stock prices presumably benefited from both depressed valuation levels and the belief by investors that the recession had ended. The Fund has investments in companies it believes will prosper in the years ahead.

The Fund's performance was not uniform throughout the year. The Fund's performance followed the same pattern across the year as the small cap market averages. The Fund was nearly unchanged in the first half of the fiscal year, +0.30%, and was very strong in the second half of the fiscal year, +28.81%.

The performance of Baron Small Cap Fund was not uniform across sectors. The Fund experienced strong performance in the Education and Retail sectors. The Fund performed well with its investments in Business Services, Communications and Transportation. The Fund was not significantly negatively impacted by its holdings in any single sector.

In fiscal year 2004, the Fund expects to continue to invest in companies that, in our opinion, are undervalued relative to their long-term growth prospects and ability to sustain superior levels of profitability. The Fund historically invests in smaller "Growth Companies" that have what we believe are significant long-term growth prospects that can be purchased at attractive prices because their prospects have not yet been appreciated by investors; "Fallen Angels" that what we believe have strong long-term franchises but have disappointed investors with short-term results, creating a buying opportunity; and "Special Situations", including spin-offs and recapitalizations, where lack of investor awareness creates what we believe are opportunities to purchase strong businesses at attractive prices.

BARON IOPPORTUNITY FUND
--------------------------------------------------------------------------------
[LINE GRAPH]

            COMPARISON OF THE CHANGE IN VALUE OF $10,000 INVESTMENT
                   IN BARON iOPPORTUNITY FUND** IN RELATION TO
             THE MORGAN STANLEY INTERNET INDEX* & NASDAQ COMPOSITE*

DATE                BiO**            MOX*               NASDAQ
--------           ---------        -----------        -------------
02/29/2000          $10,000           $10,000            $10,000
09/30/2000            8,610             5,798              7,820
09/30/2001            4,105               769              3,191
09/30/2002            3,643               503              2,496
09/30/2003            6,503             1,050              3,805

Information Presented by Fiscal Year as of September 30


AVERAGE ANNUAL TOTAL RETURNS
for the periods ended September 30, 2003

                                                        Since
                                                       Inception
                                    One Year           02/29/00
------------------------------------------------------------------------
Baron iOpportunity Fund**            78.51%            -11.31%
NASDAQ Composite*                    52.46%            -23.64%
Morgan Stanley Internet Index*      108.95%            -46.68%
-------------

     Past performance is not predictive of future performance.
* The NASDAQ Composite and the Morgan Stanley Internet Index are unmanaged idexes. The NASDAQ Composite tracks the performance of market-value weighted common stocks listed on NASDAQ; the Morgan Stanley Internet Index of actively traded, high market cap Internet stocks drawn from nine Internet subsectors.
** The performance data does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.


MANAGEMENT DISCUSSION OF FUND PERFORMANCE

Baron iOpportunity Fund's performance was very strong, +78.51%, on an absolute basis in the fiscal year ending September 30, 2003. The Fund's relative performance was satisfactory during this period. The Morgan Stanley Internet index gained 108.95% and the Nasdaq Composite gained 52.46% for year ended September 30, 2003. Both indexes had fallen further during the bear market then Baron iOpportunity Fund. According to Morningstar the mid-cap growth category (consisting of 742 funds as of September 30, 2003) to which Morningstar compares the Fund gained 27.78% in the year ending September 30, 2003.

Internet-related stocks and growth stocks in general experienced sharp price increases in the year ending September 30, 2003. Baron iOpportunity Fund, like the other Baron Funds, utilizes value purchase disciplines while investing in growth companies that we believe have significant information technology opportunities. We believe the severe bear market experienced by technology investors in recent years has created unusual opportunities to purchase great businesses for the long term at attractive valuations.

The Fund's performance was strong throughout the year. By quarter in the Fiscal year ended September 30, 2003, the Fund gained 14.60%, 4.33%, 31.80% and 13.29% and outperformed the Nasdaq Composite in each quarter.

The performance of Baron iOpportunity Fund was strong across most sectors. The Fund invests across industries in companies benefiting from the Internet and the rapidly changing information technology environment. The Fund realized very strong gains in its investments in Consumer Services, Education, Financial and Retail sectors. The Fund was positively impacted by its investments in Advertising, Business Services, Cable, Communications, Hotels & Lodging, Leisure and Media. The Fund was not significantly negatively impacted by its holdings in any single sector.

In  fiscal   2004  the  Fund   expects  to   continue  to  invest  in  both  new
Internet-related businesses and established companies that we believe have significant and scalable information technology growth opportunities.

BARON ASSET FUND
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
----------------------------------------------------------------------------
September 30, 2003

     Shares                                           Cost          Value
 ---------------------------------------------------------------------------
COMMON STOCKS (95.83%)

              BUSINESS SERVICES (12.12%)
  5,360,000   ChoicePoint, Inc.*#                  $63,890,317  $179,560,000
    225,000   Fair Isaac Corp.                      12,334,678    13,266,000
    300,000   Iron Mountain, Inc.*                  11,049,990    10,770,000
  1,725,000   Robert Half Intl., Inc.*               2,260,245    33,637,500
                                                    ----------    ----------
                                                    89,535,230   237,233,500
              CONSULTING (1.06%)
    850,000   Hewitt Associates, Inc.*              20,245,336    20,697,500
              CONSUMER SERVICES (1.89%)
  1,169,995   Sotheby's Hldgs., Inc., Cl A*                  0    12,026,379
    600,000   Weight Watchers Intl., Inc.*          19,585,075    24,960,000
                                                    ----------    ----------
                                                    19,585,075    36,986,379
              EDUCATION (12.27%)
  2,525,000   Apollo Group, Inc., Cl A*             26,076,951   166,725,750
  1,400,000   DeVry, Inc.*                           4,655,650    33,124,000
    700,000   Education Mgmt. Corp.*                 5,378,680    40,369,000
                                                    ----------    ----------
                                                    36,111,281   240,218,750
              ENERGY (3.43%)
    750,000   Seacor Smit, Inc.*                    21,989,343    27,127,500
  1,905,000   XTO Energy, Inc.                      27,637,025    39,985,950
                                                    ----------    ----------
                                                    49,626,368    67,113,450
              FINANCIAL (13.08%)
  1,000,000   Arch Capital Group, Ltd.*             33,841,383    33,010,000
  1,100,000   Axis Capital Holdings, Ltd.           27,875,719    27,445,000
    200,000   Brown & Brown, Inc.                    6,543,137     6,156,000
 10,550,000   Charles Schwab Corp.                  27,712,406   125,650,500
    290,000   Chicago Mercantile Exchange
                Holdings, Inc.                      21,515,138    19,954,900
    250,000   Endurance Specialty Holdings,
              Ltd.                                   5,882,806     7,300,000
    525,000   Federated Investors, Inc.             15,384,748    14,542,500
    330,000   H&R Block, Inc.                       14,202,869    14,239,500
    140,000   Moody's Corp.                          7,256,123     7,695,800
                                                    ----------    ----------
                                                   160,214,329   255,994,200
              GAMING SERVICES (0.23%)
    160,000   International Game Technology          3,460,055     4,504,000
              HEALTHCARE FACILITIES (2.84%)
  1,850,000   Manor Care, Inc.                      38,574,466    55,500,000
              HEALTHCARE SERVICES (4.39%)
    600,000   Anthem, Inc.*                         33,488,049    42,798,000
    550,000   Caremark Rx, Inc.*                    11,962,618    12,430,000
    600,000   Charles River Laboratories Intl.,
                Inc.*                               18,168,492    18,414,000
    270,000   Lincare Holdings, Inc.*               10,096,619     9,895,500
     80,000   WellChoice, Inc.*                      1,884,854     2,410,400
                                                    ----------    ----------
                                                    75,600,632    85,947,900
              HEALTHCARE PRODUCTS (2.37%)
    460,000   DENTSPLY International, Inc.          19,666,168    20,626,400
    260,000   Henry Schein, Inc.*                   14,373,442    14,742,000
    200,000   Zimmer Holdings, Inc.*                 6,087,903    11,020,000
                                                    ----------    ----------
                                                    40,127,513    46,388,400
              HOME BUILDING (1.53%)
     64,000   NVR, Inc.*                            22,534,495    29,856,000
              HOTELS AND LODGING (3.60%)
  1,400,000   Choice Hotels Intl., Inc.*            15,391,033    40,628,000
    500,000   Extended Stay America, Inc.*           7,037,784     7,465,000
    450,000   Four Seasons Hotels, Inc.             11,762,130    22,414,500
                                                    ----------    ----------
                                                    34,190,947    70,507,500
              LEISURE (0.49%)
    105,000   Electronic Arts, Inc.*                 5,873,145     9,684,150



      Shares                                       Cost           Value
---------------------------------------------------------------------------

               MEDIA AND ENTERTAINMENT (4.68%)
     750,000   Cox Radio, Inc., Cl A*          $  4,670,488    $ 16,402,500
     290,000   Radio One, Inc., Cl A*             2,373,395       4,263,000
     600,000   Radio One, Inc., Cl D*             4,476,327       8,616,000
   2,400,000   Saga Comm., Inc., Cl A*#          13,192,790      46,440,000
     500,000   Univision Comm., Inc., Cl A*       3,830,985      15,965,000
                                               ------------    ------------
                                                 28,543,985      91,686,500
               REAL ESTATE AND REITs (1.88%)
     315,000   Alexander's, Inc.*#               20,542,256      33,232,500
     141,844   Corrections Corp. of
               America*                               1,418       3,499,291
                                               ------------    ------------
                                                 20,543,674      36,731,791
               RECREATION AND RESORTS (11.65%)
   2,400,000   Kerzner Intl., Ltd.*#             77,808,281      85,392,000
   6,685,000   Vail Resorts, Inc.*#             158,401,672      95,595,500
   1,200,000   Wynn Resorts, Ltd.*               16,541,988      21,816,000
   1,459,408   Wynn Resorts, Ltd.*@              30,030,772      25,205,436
                                               ------------    ------------
                                                282,782,713     228,008,936
               RETAIL TRADE (10.71%)
   1,150,000   99 Cents Only Stores*             31,824,768      37,191,000
   1,900,000   Dollar Tree Stores, Inc.*         13,759,079      63,650,000
   1,250,000   Ethan Allen Interiors, Inc.       35,670,488      45,000,000
   1,350,000   Polo Ralph Lauren Corp., Cl
               A                                 27,555,871      36,207,000
     500,000   Whole Foods Market, Inc.*         24,184,425      27,590,000
                                               ------------    ------------
                                                132,994,631     209,638,000
               RESTAURANTS (2.68%)
     750,000   Krispy Kreme Doughnuts, Inc.*     24,605,840      28,875,000
     650,000   The Cheesecake Factory,
               Inc.*                             20,823,946      23,510,500
                                               ------------    ------------
                                                 45,429,786      52,385,500
               SOFTWARE (0.58%)
     235,000   Intuit, Inc.*                      9,865,705      11,336,400
               TRANSPORTATION (1.97%)
     740,000   C. H. Robinson Worldwide,
                 Inc.                            27,409,683      27,535,400
     270,000   Ryanair Holdings plc*             11,123,208      10,935,000
                                               ------------    ------------
                                                 38,532,891      38,470,400
               UTILITY SERVICES (1.95%)
   2,250,000   Southern Union Co.*               31,549,146      38,250,000
               WHOLESALE TRADE (0.43%)
     300,000   Libbey, Inc.                       9,375,069       8,343,000
                                               ------------    ------------
TOTAL COMMON STOCKS                           1,195,296,472   1,875,482,256
                                               ------------    ------------
---------------------------------------------------------------------------
CONVERTIBLE PREFERRED STOCKS (0.50%)
---------------------------------------------------------------------------
               EDUCATION (0.04%)
     105,264   Apollo International, Inc.
               S-A
                 CV Pfd.*@#                       2,000,016         849,996
               HEALTHCARE SERVICES (0.46%)
       5,753   Somerford Corp. S-A Conv.
                 Pfd.* @                          9,000,000       8,999,993
                                               ------------    ------------
TOTAL CONVERTIBLE PREFERRED STOCKS               11,000,016       9,849,989
                                               ------------    ------------


                       See Notes to Financial Statements.

BARON ASSET FUND
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
----------------------------------------------------------------------------
September 30, 2003

     Shares                                         Cost           Value
 ---------------------------------------------------------------------------
WARRANTS (0.04%)
----------------------------------------------------------------------------
              REAL ESTATE AND REITs
     70,922   Corrections Corporation of

                America Warrants Exp
                09/29/2005*@                    $          0    $    749,646
                                                ------------    ------------
Principal Amount
----------------------------------------------------------------------------
CORPORATE BONDS (0.15%)
----------------------------------------------------------------------------
              HEALTHCARE SERVICES
$ 3,000,000   Somerford Corp. 8.50%
                Sub. Conv. Deb. due
                04/23/2006@                        3,000,000       3,000,000
                                                ------------    ------------
----------------------------------------------------------------------------
SHORT TERM MONEY MARKET INSTRUMENTS (4.06%)
----------------------------------------------------------------------------
 79,399,999   Exxon Asset Management Co.
                0.76% due 10/01/2003              79,399,999      79,399,999
                                                ------------    ------------
TOTAL INVESTMENTS (100.58%)             $      1,288,696,487   1,968,481,890
                                                ============
LIABILITIES LESS CASH AND
 OTHER ASSETS (-0.58%)                                           (11,305,812)
                                                                ------------
NET ASSETS (EQUIVALENT TO $40.05 PER
 SHARE BASED ON 48,864,063 SHARES OF
 BENEFICIAL INTEREST OUTSTANDING)       $                      1,957,176,078
                                                                ============

--------------
%   Represents percentage of net assets
@   Restricted securities
#   Issuers that may be deemed to be "affiliated"
*   Non-income producing securities

                       See Notes to Financial Statements.

BARON GROWTH FUND
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
September 30, 2003

     Shares                                           Cost          Value
 ---------------------------------------------------------------------------
COMMON STOCKS (85.69%)
----------------------------------------------------------------------------
              ADVERTISING SERVICES (0.90%)
    360,000   Getty Images, Inc.*                  $ 7,890,498  $ 12,657,600
    375,000   Harte-Hanks, Inc.                      6,046,351     6,915,000
                                                    ----------    ----------
                                                    13,936,849    19,572,600
              BUSINESS SERVICES (4.72%)
  1,600,000   ChoicePoint, Inc.*                    35,852,211    53,600,000
    800,000   Fair Isaac Corp.                      31,143,892    47,168,000
    300,000   FreeMarkets, Inc.*                     2,811,582     2,334,300
                                                    ----------    ----------
                                                    69,807,685   103,102,300
              CHEMICAL (1.66%)
  1,681,000   Symyx Technologies, Inc.*#            28,221,033    36,208,740
              Communications (1.74%)
  3,000,000   American Tower Corp., Cl A*           13,344,607    30,450,000
    800,000   Crown Castle Intl. Corp.*              3,043,909     7,528,000
                                                    ----------    ----------
                                                    16,388,516    37,978,000
              CONSULTING (0.89%)
    800,000   Hewitt Associates, Inc.*              18,618,001    19,480,000
              CONSUMER SERVICES (0.39%)
     15,395   Sotheby's Hldgs., Inc., Cl A*                  0       158,245
    200,000   Weight Watchers Intl., Inc.*           5,882,958     8,320,000
                                                    ----------    ----------
                                                     5,882,958     8,478,245
              EDUCATION (6.31%)
    700,000   DeVry, Inc.*                           9,001,169    16,562,000
    320,000   Education Mgmt. Corp.*                 4,266,279    18,454,400
    375,000   Strayer Education, Inc.               25,308,946    36,266,250
  1,000,000   University of Phoenix Online*         18,358,937    66,580,000
                                                    ----------    ----------
                                                    56,935,331   137,862,650
              ENERGY SERVICES (2.30%)
    300,000   FMC Technologies, Inc.*                6,658,910     6,426,000
  1,225,000   Premcor, Inc.*                        27,043,646    28,383,250
    430,000   Seacor Smit, Inc.*                    17,331,488    15,553,100
                                                    ----------    ----------
                                                    51,034,044    50,362,350
              FINANCIAL (9.75%)
  1,550,000   Arch Capital Group, Ltd.*#            46,830,641    51,165,500
    350,000   BlackRock, Inc., Cl A                  7,036,572    17,150,000
    300,000   Brown & Brown, Inc.                    9,786,791     9,234,000
    350,000   CapitalSource, Inc.*                   5,929,502     6,125,000
    800,000   CheckFree Corp.*                      11,577,726    16,000,000
    550,000   Chicago Mercantile Exchange
                 Holdings, Inc.                     35,372,238    37,845,500
    750,000   Endurance Specialty Holdings,
              Ltd.                                  17,449,824    21,900,000
    299,000   Gabelli Asset Mgmt., Inc., Cl A*       4,438,566    10,662,340
  1,160,000   Jefferies Group, Inc.                 24,577,883    33,350,000
    100,000   National Financial Partners
              Corp.*                                 2,548,446     2,700,000
    250,000   Nuveen Investments, Inc.               6,761,103     6,875,000
                                                    ----------    ----------
                                                   172,309,292   213,007,340
              FOOD AND AGRICULTURE (0.23%)
    180,000   Ralcorp Hldgs., Inc.*                  3,819,641     4,986,000
              GOVERNMENT SERVICES (0.42%)
    300,000   Anteon Intl. Corp.*                    8,047,621     9,180,000
              HEALTHCARE FACILITIES (4.31%)
    160,000   AmSurg Corp.*                          3,608,647     5,278,400
    140,000   Community Health Systems, Inc.*        3,228,091     3,038,000
  1,825,000   Manor Care, Inc.                      34,345,880    54,750,000
  1,100,000   United Surgical Partners Intl.,
              Inc.*                                 23,181,527    31,130,000
                                                    ----------    ----------
                                                    64,364,145    94,196,400



      Shares                                       Cost           Value
---------------------------------------------------------------------------
               HEALTHCARE PRODUCTS (1.84%)
     850,000   Edwards Lifesciences Corp.*     $ 23,455,816    $ 23,018,000
     233,000   INAMED Corp.*                     16,014,037      17,113,850
                                               ------------    ------------
                                                 39,469,853      40,131,850

               HEALTHCARE SERVICES (8.04%)
     950,000   AMERIGROUP Corp.*                 29,808,486      42,398,500
   1,500,000   Centene Corp.*#                   27,281,701      45,585,000
   1,650,000   Charles River Laboratories
                 Intl., Inc.*                    49,190,676      50,638,500
     700,000   CTI Molecular Imaging, Inc.*      12,242,158      10,339,000
     900,000   Odyssey Healthcare, Inc.*         11,118,748      26,838,000
                                               ------------    ------------
                                                129,641,769     175,799,000
               HOME BUILDING (1.39%)
     175,000   Brookfield Homes Corp.             1,637,118       3,242,750
     420,000   Hovnanian Enterprises, Inc.*      21,163,983      27,035,400
                                               ------------    ------------
                                                 22,801,101      30,278,150
               HOTELS AND LODGING (5.28%)
     800,000   Choice Hotels Intl., Inc.*         9,354,699      23,216,000
   2,000,000   Extended Stay America, Inc.*      24,867,406      29,860,000
   1,250,000   Four Seasons Hotels, Inc.         37,489,146      62,262,500
                                               ------------    ------------
                                                 71,711,251     115,338,500
               LEISURE (0.51%)
     325,000   Take-Two Interactive
               Software, Inc.*                    8,004,387      11,105,250
               MEDIA (5.45%)
     725,000   Cumulus Media, Inc.*              13,041,558      12,361,250
     500,000   Entravision Comm. Corp., Cl
               A*                                 2,952,986       4,750,000
   1,500,000   Gray Television, Inc.             12,375,000      17,520,000
   2,300,000   LIN TV Corp., Cl A*               51,323,725      48,898,000
     275,000   Radio One, Inc., Cl A*             2,801,501       4,042,500
     950,000   Radio One, Inc., Cl D*            11,096,721      13,642,000
     800,000   Saga Comm., Inc., Cl A*            7,404,392      15,480,000
     275,000   Spanish Broadcasting System,
                 Inc., Cl A*                      1,380,015       2,337,500
                                               ------------    ------------
                                                102,375,898     119,031,250
               MEDICAL EQUIPMENT (0.92%)
   1,000,000   Viasys Healthcare, Inc.*          19,540,935      20,200,000
               PRINTING AND PUBLISHING (1.97%)
     700,000   Arbitron, Inc.*                   23,160,865      24,710,000
     525,000   Information Holdings, Inc.*       10,699,116      10,515,750
     300,000   ProQuest Co.*                      7,976,847       7,890,000
                                               ------------    ------------
                                                 41,836,828      43,115,750
               REAL ESTATE AND REITs (0.65%)
      75,000   Alexander's, Inc.*                 5,683,588       7,912,500
     155,000   LNR Property Corp.                 5,376,126       6,347,250
                                               ------------    ------------
                                                 11,059,714      14,259,750
               RECREATION AND RESORTS (6.93%)
   1,450,000   Kerzner Intl., Ltd.*#             34,723,372      51,591,000
   1,250,000   Station Casinos, Inc.             25,671,625      38,250,000
   1,250,000   Vail Resorts, Inc.*               21,897,070      17,875,000
     537,677   Wynn Resorts, Ltd. *@             11,063,956       9,286,220
   1,900,000   Wynn Resorts, Ltd. *              25,775,919      34,542,000
                                               ------------    ------------
                                                119,131,942     151,544,220


                       See Notes to Financial Statements.

BARON GROWTH FUND
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
September 30, 2003

      Shares                                       Cost           Value
---------------------------------------------------------------------------
COMMON STOCKS (continued)
----------------------------------------------------------------------------
               RETAIL TRADE (6.34%)
   1,000,000   99 Cents Only Stores*           $ 33,141,287    $ 32,340,000
   1,000,000   Chico's FAS, Inc.*                 9,983,242      30,640,000
     650,000   Dollar Tree Stores, Inc.*          9,056,197      21,775,000
     585,000   Ethan Allen Interiors, Inc.       15,303,824      21,060,000
     900,000   Petco Animal Supplies, Inc.*      17,449,210      28,080,000
     441,600   Smart and Final, Inc.*             3,851,376       2,760,000
     130,000   The Pep Boys - Manny, Moe
                 and Jack                         2,188,644       1,989,000
                                               ------------    ------------
                                                 90,973,780     138,644,000
               RESTAURANTS (7.54%)
     525,000   California Pizza Kitchen,
               Inc.*                             11,622,997       9,135,000
   1,500,000   Krispy Kreme Doughnuts, Inc.*     42,012,319      57,750,000
     625,000   Panera Bread Co., Cl A*           20,570,499      25,600,000
     325,000   Peet's Coffee & Tea, Inc.*         6,702,703       6,353,750
   1,825,000   The Cheesecake Factory,
               Inc.*                             59,281,874      66,010,250
                                               ------------    ------------
                                                140,190,392     164,849,000
               SOFTWARE (1.94%)
     500,000   Advent Software, Inc.*             6,619,271       8,045,000
      17,800   Barra, Inc.*                         623,093         668,390
     350,000   Kronos, Inc.*                      8,069,835      18,518,500
     550,000   The Reynolds & Reynolds Co.       15,565,998      15,152,500
                                               ------------    ------------
                                                 30,878,197      42,384,390
               TRANSPORTATION (1.76%)
     630,000   JetBlue Airways Corp.*            14,078,462      38,411,100
               UTILITY SERVICES (1.13%)
   1,460,000   Southern Union Co.*               19,158,693      24,820,000
               WHOLESALE TRADE (0.38%)
     300,000   Libbey, Inc.                       8,601,657       8,343,000
                                               ------------    ------------
TOTAL COMMON STOCKS                           1,378,819,975   1,872,669,835
                                               ------------    ------------
Principal Amount
---------------------------------------------------------------------------
CORPORATE BONDS (1.26%)
---------------------------------------------------------------------------
               RECREATION AND RESORTS
$ 26,000,000   Wynn Resorts, Ltd. 6.00%
                 Sub. Conv. Deb. due
                 07/15/2015                      25,362,755      27,495,000
                                               ------------    ------------
---------------------------------------------------------------------------
Short Term Money Market Instruments (13.27%)
---------------------------------------------------------------------------
  90,004,222   Exxon Asset Mgmt. Co.
                 0.76% due 10/01/2003            90,004,222      90,004,222
 199,995,777   National Australia Funding
                 Inc. 0.76% due 10/01/2003      199,995,777     199,995,777
                                               ------------    ------------
TOTAL SHORT TERM MONEY MARKET
 INSTRUMENTS                                    289,999,999     289,999,999
                                               ------------    ------------
TOTAL INVESTMENTS (100.22%)             $     1,694,182,729   2,190,164,834
                                               ============
LIABILITIES LESS
CASH AND OTHER ASSETS (-0.22%)                                   (4,761,995)
                                                               ------------
NET ASSETS (EQUIVALENT TO $32.65 PER
 SHARE BASED ON 66,934,868 SHARES
 OF BENEFICIAL INTEREST OUTSTANDING)                   $      2,185,402,839
                                                               ============

---------------
%   Represents percentage of net assets
@   Restricted securities
*   Non-income producing securities
#   Issuers that may be deemed to be "affiliated"

                       See Notes to Financial Statements.

BARON SMALL CAP FUND
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
September 30, 2003

       Shares                                                     Value
 ------------------------------------------------------------------------------
COMMON STOCKS (91.19%)
---------------------------------------------------------------------------
                ADVERTISING SERVICES (1.75%)
      525,000   R.H. Donnelley Corp.*                          $ 21,215,250
                BUSINESS SERVICES (5.88%)
      725,000   ChoicePoint, Inc.*                               24,287,500
      400,000   Fair Isaac Corp.                                 23,584,000
      650,000   Iron Mountain, Inc.*                             23,335,000
                                                               ------------
                                                                 71,206,500
                COMMUNICATIONS (2.73%)
    3,250,000   American Tower Corp.*                            32,987,500
                CONSULTING (2.67%)
      275,000   Corporate Executive Board Co.*                   12,911,250
      800,000   FTI Consulting, Inc.*                            13,880,000
      300,000   Kroll, Inc.*                                      5,580,000
                                                               ------------
                                                                 32,371,250
                CONSUMER PRODUCTS (3.85%)
      675,000   Digital Theater Systems, Inc.*                   19,224,675
      500,000   Equity Marketing, Inc.*#                          7,549,500
      850,000   NBTY, Inc.*                                      19,847,500
                                                               ------------
                                                                 46,621,675
                CONSUMER SERVICES (1.38%)
      400,000   Weight Watchers Intl., Inc.*                     16,640,000
                EDUCATION (14.04%)
      425,000   Apollo Group, Inc., Cl A*                        28,062,750
    2,300,000   Career Education Corp.*                         104,190,000
    1,250,000   SkillSoft PLC*                                    9,312,500
      225,000   Strayer Education, Inc.                          21,759,750
      100,000   University of Phoenix Online*                     6,658,000
                                                               ------------
                                                                169,983,000
                FINANCIAL (4.40%)
      225,000   Arch Capital Group, Ltd.*                         7,427,250
      850,000   CapitalSource, Inc.*                             14,875,000
      250,000   Gabelli Asset Mgmt., Inc., Cl A*                  8,915,000
    1,250,000   Interactive Data Corp.*                          19,750,000
       86,500   National Financial Partners Corp.*                2,335,500
                                                               ------------
                                                                 53,302,750
                GOVERNMENT SERVICES (4.14%)
      675,000   Anteon Intl., Corp.*                             20,655,000
      575,000   Drexler Technology Corp.*#                        8,061,500
      836,092   FLIR Systems, Inc.*                              21,420,677
                                                               ------------
                                                                 50,137,177
                HEALTH CARE FACILITIES (4.12%)
      700,000   Community Health Systems, Inc.*                  15,190,000
      100,000   Select Medical Corp.*                             2,880,000
    1,125,000   United Surgical Partners Intl., Inc.*            31,837,500
                                                               ------------
                                                                 49,907,500
                HEALTH CARE PRODUCTS (1.37%)
      225,000   INAMED Corp.*                                    16,526,250
                HEALTH CARE SERVICES (3.57%)
      600,000   Charles River Laboratories Intl., Inc.*          18,414,000
      453,375   Odyssey Healthcare, Inc.*                        13,519,643
      462,500   Rotech Healthcare, Inc.*                         11,215,625
                                                               ------------
                                                                 43,149,268
                HOME BUILDING (0.88%)
      575,700   Brookfield Homes Corp.                           10,667,721
                MANUFACTURING (0.70%)
      150,000   Actuant Corp., Cl A*                              8,422,500
                MEDIA AND ENTERTAINMENT (7.44%)
      900,000   AMC Entertainment, Inc.*                         12,060,000
      450,000   Cumulus Media, Inc.*                              7,672,500



       Shares                                                     Value
---------------------------------------------------------------------------
                MEDIA AND ENTERTAINMENT (continued)
    1,350,000   Gray Television, Inc.                          $ 15,768,000
      575,000   LIN TV Corp., Cl A*                              12,224,500
    1,800,000   Radio One, Inc., Cl D*                           25,848,000
      360,000   Regal Entertainment Group, Cl A                   6,696,000
      325,000   Westwood One, Inc.*                               9,811,750
                                                               ------------
                                                                 90,080,750
                MEDICAL EQUIPMENT (2.21%)
      822,700   Immucor, Inc.*#                                  22,171,765
      225,000   Viasys Healthcare, Inc.*                          4,545,000
                                                               ------------
                                                                 26,716,765
                PRINTING AND PUBLISHING (4.03%)
      825,000   Information Holdings, Inc.*                      16,524,750
      700,000   Moore Wallace, Inc.*                              9,940,000
      850,000   ProQuest Co.*                                    22,355,000
                                                               ------------
                                                                 48,819,750
                REAL ESTATE AND REITs (1.10%)
      325,000   LNR Property Corp.                               13,308,750
                RECREATION AND RESORTS (2.84%)
      495,000   Kerzner Intl., Ltd.*                             17,612,100
      500,000   The Sports Club Co., Inc.*                        1,275,000
      850,000   Wynn Resorts, Ltd. *                             15,453,000
                                                               ------------
                                                                 34,340,100
                RETAIL TRADE (12.31%)
      825,000   99 Cents Only Stores*                            26,680,500
      400,000   Aeropostale, Inc.*                               10,820,000
    1,400,000   Casual Male Retail Group, Inc.*@#                10,346,000
      150,000   Claire's Stores, Inc.                             5,019,000
      350,000   Dollar Tree Stores, Inc.*                        11,725,000
      825,000   Hot Topic, Inc.*                                 18,595,500
      600,000   Kenneth Cole Productions, Inc., Cl A             15,666,000
      150,000   Oxford Industries, Inc.                           9,630,000
      600,000   Petco Animal Supplies, Inc.*                     18,720,000
      950,000   Quiksilver, Inc.*                                15,152,500
    1,150,000   Restoration Hardware, Inc.*                       6,681,500
                                                               ------------
                                                                149,036,000
                RESTAURANTS (4.93%)
    1,000,000   CKE Restaurants, Inc.*                            6,450,000
      500,000   Krispy Kreme Doughnuts, Inc.*                    19,250,000
      300,000   Panera Bread Co., Cl A*                          12,288,000
      600,000   The Cheesecake Factory, Inc.*                    21,702,000

                                                               ------------
                                                                 59,690,000
                TRANSPORTATION (4.85%)
      412,500   JetBlue Airways Corp.*                           25,150,125
      700,000   SkyWest, Inc.                                    12,124,000
    1,002,200   Westjet Airlines, Ltd*                           18,048,920
      200,000   Westjet Airlines, Ltd*@                           3,421,780
                                                               ------------
                                                                 58,744,825
                                                               ------------
TOTAL COMMON STOCKS
 (Cost $713,011,235)
                1,103,875,281
                                                               ------------
---------------------------------------------------------------------------
Warrants (0.34%)
---------------------------------------------------------------------------
                RETAIL TRADE
    1,407,353   Casual Male Retail Group, Inc.
                Warrants Exp 04/26/2007*@#                        3,874,500
      100,000   Casual Male Retail Group, Inc.
                 Warrants Exp 07/02/2010*@#                         263,000
                                                               ------------
TOTAL WARRANTS
 (Cost $2,166,151)                                                4,137,500
                                                               ------------


                       See Notes to Financial Statements.

BARON SMALL CAP FUND
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
September 30, 2003

Principal Amount                                                  Value
--------------------------------------------------------------------------------
CORPORATE BONDS (1.20%)
--------------------------------------------------------------------------------
                PRINTING AND PUBLISHING (0.38%)
$   7,000,000   Penton Media, Inc. 10.375%
                Sr. Sub. NT due 06/15/2011                     $  4,567,500
                RETAIL TRADE (0.82%)
    7,500,000   Casual Male Retail Group, Inc. 12.00%
                Senior Sub. Notes due 04/26/2007@                 7,500,000
    2,500,000   Casual Male Retail Group, Inc. 12.00%
                Senior Sub. Notes due 07/01/2010@                 2,500,000
                                                               ------------
                                                                 10,000,000
                                                               ------------
TOTAL CORPORATE BONDS
 (COST $12,755,472)                                              14,567,500
                                                               ------------
---------------------------------------------------------------------------
SHORT TERM MONEY MARKET INSTRUMENTS (7.95%)
---------------------------------------------------------------------------
   96,200,021   Exxon Asset Management Co. 0.76%
                 due 10/01/2003 (Cost $96,200,021)               96,200,021
                                                               ------------
TOTAL INVESTMENTS (100.68%)
 (COST $824,132,879)
                1,218,780,302
LIABILITIES LESS
 CASH AND OTHER ASSETS (-0.68%)                                  (8,236,670)
                                                               ------------
NET ASSETS (EQUIVALENT TO $17.26 PER
 SHARE BASED ON 70,149,032 SHARES OF
 BENEFICIAL INTEREST OUTSTANDING)         $                   1,210,543,632
                                                               ============

---------------
%   Represents percentage of net assets
@   Restricted securities
#   Issuers that may be deemed to be "affiliated"
*   Non-income producing securities

                       See Notes to Financial Statements.

BARON iOPPORTUNITY FUND
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
September 30, 2003

       Shares                                                     Value
 ------------------------------------------------------------------------------
COMMON STOCKS (88.55%)
--------------------------------------------------------------------------------
                ADVERTISING SERVICES (5.34%)
      500,000   24/7 Real Media, Inc.*                         $    624,500
       85,000   Getty Images, Inc.*                               2,988,600
      125,000   NetRatings, Inc.*                                 1,166,625
       40,000   Overture Services, Inc.*                          1,059,600
                                                               ------------
                                                                  5,839,325
                BUSINESS SERVICES (8.12%)
       50,000   ChoicePoint, Inc.*                                1,675,000
      270,000   FreeMarkets, Inc.*                                2,100,870
      125,000   Harris Interactive, Inc.*                           880,000
       26,200   iPass, Inc.*                                        615,700
      120,000   Monster Worldwide, Inc.*                          3,021,600
      100,000   Stamps.com, Inc.*                                   582,000
                                                               ------------
                                                                  8,875,170
                CABLE (5.40%)
      125,000   Comcast Corp., Cl A*                              3,692,500
       70,000   Cox Comm., Inc.*                                  2,213,400
                                                               ------------
                                                                  5,905,900
                COMMUNICATIONS (5.12%)
      300,000   American Tower Corp.*                             3,045,000
       25,000   Research in Motion, Ltd.*                           955,000
      500,000   SBA Communications Corp.*                         1,600,000
                                                               ------------
                                                                  5,600,000
                CONSULTING (1.02%)
       50,000   Accenture, Ltd., Cl A*                            1,117,000
                CONSUMER SERVICES (8.63%)
      100,000   Autobytel, Inc.*@                                   952,000
      130,000   iDine Rewards Network, Inc.*                      2,112,500
      120,000   InterActiveCorp*                                  3,966,000
       83,000   priceline.com, Inc.*                              2,406,170
                                                               ------------
                                                                  9,436,670
                EDUCATION (9.74%)
       80,000   Career Education Corp.*                           3,624,000
      451,000   SkillSoft PLC*                                    3,359,950
       55,000   University of Phoenix Online*                     3,661,900
                                                               ------------
                                                                 10,645,850
                ENTERPRISE HARDWARE (3.75%)
       65,000   Dell, Inc. (formerly Dell Computer Corp.)*        2,170,350
       70,000   Intel Corp.                                       1,925,700
                                                               ------------
                                                                  4,096,050
                FINANCIAL (11.12%)
      320,000   Ameritrade Holding Corp.*                         3,600,000
       75,000   Charles Schwab Corp.                                893,250
       75,000   CheckFree Corp.*                                  1,500,000
      320,000   E*TRADE Group, Inc.*                              2,963,200
      100,000   E-LOAN, Inc.*                                       363,000
      110,000   eSpeed, Inc.*                                     2,487,100
       50,000   Online Resources Corp.*                             352,500
                                                               ------------
                                                                 12,159,050
                GAMING SERVICES (2.31%)
       30,000   GTECH Holdings Corp.                              1,285,500
       44,000   International Game Technology                     1,238,600
                                                               ------------
                                                                  2,524,100
                HEALTH CARE SERVICES (1.23%)
      150,000   WebMD Corp.*                                      1,338,000
                LEISURE (7.84%)
       45,000   Electronic Arts, Inc.*                            4,150,350
       50,000   Netflix, Inc.*                                    1,680,500
       80,000   Take-Two Interactive Software, Inc.*              2,733,600
                                                               ------------
                                                                  8,564,450



       Shares                                                     Value
 ------------------------------------------------------------------------------
                MANUFACTURING (2.27%)
      175,000   Flextronics Intl., Ltd.*                       $  2,481,500
                MEDIA (7.75%)
      125,000   AOL Time Warner, Inc.*                            1,888,750
      700,000   iVillage, Inc.*                                   1,554,000
      125,000   MarketWatch.com, Inc.*                            1,045,125
       35,000   Sony Corp. ADR                                    1,218,000
       30,000   Yahoo! Inc.*                                      1,061,400
          120   Yahoo Japan Corp.*                                1,700,601
                                                               ------------
                                                                  8,467,876
                REAL ESTATE SERVICES (2.96%)
       50,000   CoStar Group, Inc.*                               1,300,000
      700,000   Homestore, Inc.*                                  1,939,000
                                                               ------------
                                                                  3,239,000
                RETAIL TRADE (5.95%)
      150,000   1-800-FLOWERS.COM, Inc., Cl A*                    1,128,000
       40,000   Amazon.com, Inc.*                                 1,934,400
      100,000   drugstore.com, Inc.*                                765,000
       50,000   eBay, Inc.*                                       2,675,500
                                                               ------------
                                                                  6,502,900
                                                               ------------
TOTAL COMMON STOCKS
 (Cost $66,285,146)                                              96,792,841
                                                               ------------
Principal Amount
 ------------------------------------------------------------------------------
CORPORATE BONDS (0.63%)
-------------------------------------------------------------------------------
                COMMUNICATIONS
$     750,000   SBA Comm. Corp. 10.25%
                 Sr. NT due 02/01/2009 (Cost $439,062)              690,000
                                                               ------------
 ------------------------------------------------------------------------------
SHORT TERM MONEY MARKET INSTRUMENTS (10.43%)
-------------------------------------------------------------------------------
   11,399,999   Exxon Asset Management Co. 0.76%
                 due 10/01/2003 (Cost $11,399,999)               11,399,999
                                                               ------------
TOTAL INVESTMENTS (99.61%)
 (COST $78,124,207)                                             108,882,840
CASH AND OTHER ASSETS
 LESS LIABILITIES (0.39%)                                           421,481
                                                               ------------
NET ASSETS (EQUIVALENT TO $6.48 PER
 SHARE BASED ON 16,879,373 SHARES OF
 BENEFICIAL INTEREST OUTSTANDING)                              $109,304,321
                                                               ============

---------------
%   Represents percentage of net assets
*   Non-income producing securities
@   Restricted securities

                       See Notes to Financial Statements.

BARON FUNDS
--------------------------------------------------------------------------------

STATEMENTS OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------
SEPTEMBER 30, 2003


                                                             BARON ASSET      BARON GROWTH     BARON SMALL CAP   BARON IOPPORTUNITY
                                                                FUND              FUND              FUND                FUND

ASSETS:
 Investments in securities, at value
   Unaffiliated issuers (Cost $952,861,155,
    $1,557,125,982, $779,444,169
    and $78,124,207, respectively)                         $1,527,411,894    $2,005,614,594    $1,166,514,037       $ 108,882,840
   "Affiliated" issuers (Cost $335,835,332,
    $137,056,747, $44,688,710
    and $0, respectively)                                     441,069,996       184,550,240        52,266,265                   0
 Cash                                                             504,937         1,326,326           497,420               6,470
 Dividends and interest receivable                                472,473           394,904           432,765              20,548
 Receivable for securities sold                                19,873,793        28,291,527         3,158,513             356,368
 Receivable for shares sold                                       793,680         5,247,593         2,717,474             114,109
 Prepaid expenses                                                  46,393                 0                 0                   0
                                                           --------------    --------------    --------------       -------------
                                                            1,990,173,166     2,225,425,184     1,225,586,474         109,380,335
                                                           --------------    --------------    --------------       -------------
LIABILITIES:
 Payable for securities purchased                               9,722,337        35,828,078        13,086,874                   0
 Payable for shares redeemed                                   23,003,189         3,874,863         1,727,644              51,446
 Accrued expenses and other payables                              271,562           319,404           228,324              24,568
                                                           --------------    --------------    --------------       -------------
                                                               32,997,088        40,022,345        15,042,842              76,014
                                                           --------------    --------------    --------------       -------------
NET ASSETS                                                 $1,957,176,078    $2,185,402,839    $1,210,543,632       $ 109,304,321
                                                           ==============    ==============    ==============       =============
NET ASSETS CONSIST OF:
 Capital paid-in                                           $1,297,148,646    $1,782,450,152    $  833,639,886       $ 191,091,410
 Accumulated net realized loss                                (19,757,971)      (93,029,418)      (17,743,677)       (112,545,722)
 Net unrealized appreciation on investments                   679,785,403       495,982,105       394,647,423          30,758,633
                                                           --------------    --------------    --------------       -------------
NET ASSETS                                                 $1,957,176,078    $2,185,402,839    $1,210,543,632       $ 109,304,321
                                                           ==============    ==============    ==============       =============
SHARES OF BENEFICIAL INTEREST OUTSTANDING
 ($.01 PAR VALUE; INDEFINITE SHARES AUTHORIZED)                48,864,063        66,934,868        70,149,032          16,879,373
                                                           ==============    ==============    ==============       =============
NET ASSET VALUE PER SHARE                                  $        40.05    $        32.65    $        17.26       $        6.48
                                                           ==============    ==============    ==============       =============


                       See Notes to Financial Statements.

BARON FUNDS
--------------------------------------------------------------------------------

STATEMENTS OF OPERATIONS
--------------------------------------------------------------------------------
For the year ended September 30, 2003

>
                                                               BARON ASSET     BARON GROWTH    BARON SMALL CAP   BARON IOPPORTUNITY
                                                                   FUND            FUND             FUND                FUND

INVESTMENT INCOME:
 INCOME:
   Interest                                                   $   1,018,014    $  2,062,996     $  3,086,334         $   220,684
   Dividends -- unaffiliated issuers                              2,298,782       1,754,474        1,269,505              24,600
   Dividends -- "affiliated" issuers                                502,530               0                0                   0
                                                              -------------    ------------     ------------         -----------
   Total income                                                   3,819,326       3,817,470        4,355,839             245,284
                                                              -------------    ------------     ------------         -----------
 EXPENSES:
   Investment advisory fees                                      19,539,014      15,244,302        8,973,514             777,395
   Distribution fees                                              4,884,757       3,811,078        2,243,380             194,349
   Shareholder servicing agent fees                                 775,470         612,080          381,330             141,808
   Reports to shareholders                                        1,034,500         767,300          409,650             129,367
   Professional fees                                               (427,425)         49,345           41,790              25,000
   Registration and filing fees                                      94,400          65,240           51,150              16,178
   Custodian fees                                                    72,260          69,379           36,108               9,288
   Trustee fees                                                      39,573          30,324           17,926               1,539
   Miscellaneous                                                    122,814          83,021           51,945               4,827
                                                              -------------    ------------     ------------         -----------
   Total operating expenses                                      26,135,363      20,732,069       12,206,793           1,299,751
   Interest expense                                                  11,500               0                0                   0
                                                              -------------    ------------     ------------         -----------
   Total expenses                                                26,146,863      20,732,069       12,206,793           1,299,751
   Less: Expense reimbursement by investment adviser                      0               0                0            (133,658)
                                                              -------------    ------------     ------------         -----------
   Net expenses                                                  26,146,863      20,732,069       12,206,793           1,166,093
                                                              -------------    ------------     ------------         -----------
   Net investment loss                                          (22,327,537)    (16,914,599)      (7,850,954)           (920,809)
                                                              -------------    ------------     ------------         -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on investments sold in
 unaffiliated issuers                                           229,732,409     (54,183,199)     (13,919,741)          5,663,483
 Net realized loss on investments sold in "affiliated"
 issuers                                                       (202,383,136)              0       (2,707,955)                  0
 Change in net unrealized appreciation of investments           293,259,030     411,381,268      275,662,596          38,669,554
                                                              -------------    ------------     ------------         -----------
 Net gain on investments                                        320,608,303     357,198,069      259,034,900          44,333,037
                                                              -------------    ------------     ------------         -----------
 Net increase in net assets resulting from operations         $ 298,280,766    $340,283,470     $251,183,946         $43,412,228
                                                              =============    ============     ============         ===========


                       See Notes to Financial Statements.

BARON FUNDS
--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------


                                                                                                                      Baron Small
                                                     BARON ASSET FUND                    BARON GROWTH FUND             CAP FUND

                                                 FOR THE           FOR THE           FOR THE          FOR THE           FOR THE
                                               YEAR ENDED        YEAR ENDED        YEAR ENDED        YEAR ENDED       YEAR ENDED
                                              SEPTEMBER 30,     SEPTEMBER 30,     SEPTEMBER 30,    SEPTEMBER 30,     SEPTEMBER 30,
                                                  2003              2002              2003              2002             2003
                                             --------------    ---------------   --------------    --------------   --------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
 Net investment loss                         $  (22,327,537)   $   (31,790,469)  $  (16,914,599)   $   (8,754,211)  $   (7,850,954)
 Net realized gain (loss) on investments
 sold                                            27,349,273         75,515,090      (54,183,199)      (37,035,858)     (16,627,696)
 Net change in unrealized appreciation
  on investments                                293,259,030            148,266      411,381,268        12,057,513      275,662,596
                                             --------------    ---------------   --------------    --------------   --------------
 Increase (decrease) in net assets
  resulting
  from operations                               298,280,766         43,872,887      340,283,470       (33,732,556)     251,183,946
                                             --------------    ---------------   --------------    --------------   --------------
DIVIDENDS TO SHAREHOLDERS FROM:
 Net realized gain on investments               (67,413,267)      (264,562,964)               0       (32,497,044)     (20,581,254)
                                             --------------    ---------------   --------------    --------------   --------------
CAPITAL SHARE TRANSACTIONS:
 Proceeds from the sale of shares               330,807,954        460,737,296    1,209,913,568       792,799,655      485,593,319
 Net asset value of shares issued in
  reinvestment of dividends                      65,673,995        258,527,926                0        31,622,600       19,966,951
 Cost of shares redeemed                       (725,356,209)    (1,135,651,332)    (395,080,937)     (240,205,195)    (244,749,792)
                                             --------------    ---------------   --------------    --------------   --------------
 Increase (decrease) in net assets
  derived from capital share transactions      (328,874,260)      (416,386,110)     814,832,631       584,217,060      260,810,478
 Redemption fees                                          0                  0                0                 0                0
                                             --------------    ---------------   --------------    --------------   --------------
 Net increase (decrease) in net assets          (98,006,761)      (637,076,187)   1,155,116,101       517,987,460      491,413,170
NET ASSETS:
 Beginning of year                            2,055,182,839      2,692,259,026    1,030,286,738       512,299,278      719,130,462
                                             --------------    ---------------   --------------    --------------   --------------
 End of year                                 $1,957,176,078    $ 2,055,182,839   $2,185,402,839    $1,030,286,738   $1,210,543,632
                                             ==============    ===============   ==============    ==============   ==============
ACCUMULATED NET INVESTMENT INCOME AT END
 OF YEAR                                     $            0    $             0   $            0    $            0   $            0
                                             ==============    ===============   ==============    ==============   ==============
SHARES OF BENEFICIAL INTEREST:
 Shares sold                                      9,320,231         10,717,084       42,266,286        26,484,851       33,000,295
 Shares issued in reinvestment of
 dividends                                        1,871,542          6,328,702                0         1,133,834        1,453,200
 Shares redeemed                                (19,969,210)       (26,349,244)     (13,543,070)       (8,254,587)     (16,674,262)
                                             --------------    ---------------   --------------    --------------   --------------
 NET INCREASE (DECREASE)                         (8,777,437)        (9,303,458)      28,723,216        19,364,098       17,779,233
                                             ==============    ===============   ==============    ==============   ==============


                                              BARON SMALL
                                                CAP FUND         BARON IOPPORTUNITY FUND

                                                FOR THE          FOR THE         FOR THE
                                               YEAR ENDED      YEAR ENDED       YEAR ENDED
                                             SEPTEMBER 30,    SEPTEMBER 30,   SEPTEMBER 30,
                                                  2002            2003             2002
                                             -------------    -------------   -------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
 Net investment loss                         $  (7,180,679)   $   (920,809)    $   (984,385)
 Net realized gain (loss) on investments
 sold                                           26,243,596       5,663,483      (22,680,535)
 Net change in unrealized appreciation
  on investments                                 8,344,275      38,669,554       17,847,733
                                             -------------    ------------     ------------
 Increase (decrease) in net assets
  resulting
  from operations                               27,407,192      43,412,228       (5,817,187)
                                             -------------    ------------     ------------
DIVIDENDS TO SHAREHOLDERS FROM:
 Net realized gain on investments                        0               0                0
                                             -------------    ------------     ------------
CAPITAL SHARE TRANSACTIONS:
 Proceeds from the sale of shares              376,639,575      33,610,767        8,572,414
 Net asset value of shares issued in
  reinvestment of dividends                              0               0                0
 Cost of shares redeemed                      (270,796,868)    (25,290,252)     (18,994,762)
                                             -------------    ------------     ------------
 Increase (decrease) in net assets
  derived from capital share transactions      105,842,707       8,320,515      (10,422,348)
 Redemption fees                                         0         123,431           21,169
                                             -------------    ------------     ------------
 Net increase (decrease) in net assets         133,249,899      51,856,174      (16,218,366)
NET ASSETS:
 Beginning of year                             585,880,563      57,448,147       73,666,513
                                             -------------    ------------     ------------
 End of year                                 $ 719,130,462    $109,304,321     $ 57,448,147
                                             =============    ============     ============
ACCUMULATED NET INVESTMENT INCOME AT END
 OF YEAR                                     $           0    $          0     $          0
                                             =============    ============     ============
SHARES OF BENEFICIAL INTEREST:
 Shares sold                                    24,194,618       6,406,971        1,705,661
 Shares issued in reinvestment of
 dividends                                               0               0                0
 Shares redeemed                               (17,997,975)     (5,337,540)      (3,923,851)
                                             -------------    ------------     ------------
 NET INCREASE (DECREASE)                         6,196,643       1,069,431       (2,218,190)
                                             =============    ============     ============


                       See Notes to Financial Statements.

BARON FUNDS
-------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS
-------------------------------------------------------------------------------

(1) ORGANIZATION.

Baron Asset Fund (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified, open-end management investment company established as a Massachusetts business trust on February 19, 1987. The Trust currently offers four series (individually a "Fund" and collectively the "Funds"): Baron Asset Fund, started in June of 1987, Baron Growth Fund, started in January of 1995, Baron Small Cap Fund, started in October of 1997, and Baron iOpportunity Fund, started in February of 2000.

The investment objectives of the Funds are as follows:

Baron  Asset  Fund  seeks  capital  appreciation  through   long-investments  in
securities of small and medium sized companies with undervalued assets or favorable growth prospects.

Baron Growth Fund seeks capital appreciation through long-term investments primarily in the securities of small growth companies.

Baron Small Cap Fund seeks capital appreciation through investments primarily in securities of small companies.

Baron iOpportunity Fund seeks capital appreciation through investments in growth business that benefit from technology advances.

(2) SIGNIFICANT ACCOUNTING POLICIES.

The following is a summary of significant accounting policies followed by the Funds. The policies are in conformity accounting principles generally accepted in the United States of America.

(a) SECURITY VALUATION. Portfolio securities traded on any national stock exchange are valued based on the last sale price. For securities traded on NASDAQ, the Funds use the NASDAQ Official Closing Price. Where market quotations are not readily available, securities are valued based on fair value as determined by the Adviser, using procedures established by the Board of Trustees. Debt instruments having a remaining maturity greater than sixty days will be valued at the highest bid price from the dealer maintaining an active market in that security or on the basis of prices obtained from a pricing service approved by the Board of Trustees. Money market instruments held by the Funds with a remaining maturity of sixty days or less are valued at amortized cost, which approximates value.

(b) SECURITIES TRANSACTIONS, INVESTMENT INCOME AND EXPENSE ALLOCATION. Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on an identified cost basis for financial reporting and federal income tax purposes. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Common expenses of the Funds are allocated on a basis deemed fair and equitable by the Trustees, usually on the basis of average net assets. Direct expenses are charged to each Fund on a specific identification basis.

(c) FEDERAL INCOME TAXES. Each Fund of the Trust is treated as a separate entity for federal income tax purposes. It is the policy of each Fund to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute all of its taxable income, including net realized capital gains, if any, to its shareholders. No federal income tax provision is therefore required.

(d) RESTRICTED SECURITIES. The Funds invest in securities which are restricted as to public sale in accordance with the Securities Act of 1933. Such assets are valued at fair value as determined in good faith by the Board of Trustees.

(e) DISTRIBUTIONS. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. For the year ended September 30, 2003, the following amounts were reclassified for federal income tax purposes:


                                       UNDISTRIBUTED          UNDISTRIBUTED
FUND                               NET INVESTMENT INCOME   REALIZED GAIN/LOSS    CAPITAL-PAID-IN
  ----                             ---------------------   ------------------    ---------------
Baron Asset Fund                        $22,327,537           $(46,896,867)       $ 24,569,330
Baron Growth Fund                        16,914,599                      0         (16,914,599)
Baron Small Cap Fund                      7,850,954                 34,941          (7,885,895)
Baron iOpportunity Fund                     920,809                      0            (920,809)


(f) SHORT-TERM TRADING FEE. Baron iOpportunity Fund imposes a 1% short-term trading fee on redemptions and exchanges of shares held for less than 180 days. The fee is retained by Baron iOpportunity for the benefit of the remaining shareholders to offset the administrative costs associated with processing redemptions and exchanges, offset the portfolio transaction costs and facilitate portfolio management. The fee is accounted for as an addition to paid in capital.

(g) USE OF ESTIMATES. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, and the amounts of income and expenses during the period. Actual results could differ from those estimates.

BARON FUNDS
--------------------------------------------------------------------------------

(3) PURCHASES AND SALES OF SECURITIES.

Purchases and sales of securities, other than short term securities, for the year ended September 30, 2003 were as follows:


FUND                                                 PURCHASES          SALES
----                                                 ---------          -----
Baron Asset Fund                                   $  525,669,970   $999,804,889
Baron Growth Fund                                  $1,082,811,155   $443,677,851
Baron Small Cap Fund                               $  450,378,977   $252,655,218
Baron iOpportunity Fund                            $   62,199,157   $ 61,721,164


Proceeds from sales for Baron Asset Fund includes $119,470,430 related to securities disposed of in redemptions-in-kind resulting in a realized gain of $46,907,640.

(4) INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES.

(a) INVESTMENT ADVISORY FEES. BAMCO, Inc. (the "Adviser"), a wholly owned subsidiary of Baron Capital Group, Inc. serves as investment adviser to the Funds. As compensation for services rendered, the Adviser receives a fee payable monthly from the assets of the Funds equal to 1% per annum of each Fund's average daily net asset value. For Baron iOpportunity Fund, the Adviser has contractually agreed to reduce its fee to the extent required to limit the operating expense to 1.50% of average net assets.

(b) DISTRIBUTION FEES. Baron Capital, Inc. ("BCI") is a registered broker-dealer and the distributor of the shares of the Funds pursuant to a distribution plan under Rule 12b-1 of the 1940 Act. The distribution plan authorizes the Funds to pay BCI a distribution fee equal on an annual basis to 0.25% of the Funds' average daily net assets.

Brokerage transactions for the Funds may be effected by or through BCI. During the year ended September 30, 2003, BCI earned gross brokerage commissions as follows:


FUND                                                           COMMISSIONS
----                                                           -----------
Baron Asset Fund                                               $1,679,723
Baron Growth Fund                                              $1,660,501
Baron Small Cap Fund                                           $  685,873
Baron iOpportunity Fund                                        $  237,807


(c) TRUSTEE FEES. Certain Trustees of the Trust may be deemed to be affiliated with or interested persons (as defined by the 1940 Act) of the Funds' Adviser or of BCI. None of the Trustees so affiliated received compensation for his or her services as a Trustee of the Trust. None of the Funds' officers received compensation from the Funds.

(5) LINE OF CREDIT. The Funds have entered into a line of credit agreement with the custodian bank to be used for temporary purposes, primarily for financing redemptions. The agreement provides that Baron Asset Fund may borrow up to 5% of the value of its net assets. Baron Growth Fund, Baron Small Cap Fund and Baron iOpportunity Fund may borrow up to 15% of each Fund's respective net assets. The aggregate outstanding principal amount of all loans to any of the Funds may not exceed $100,000,000. Interest is charged to each Fund, based on its borrowings, at a rate per annum equal to the Federal Funds Rate plus a margin of 1.00% to 2.00% depending on the duration of the loan. A commitment fee of 0.10% per annum is incurred on the unused portion of the line of credit and is allocated to the participating Funds.

During the year ended September 30, 2003, Baron Asset Fund had minimal borrowings under the line of credit. At September 30, 2003, there were no loans outstanding under the line of credit.

BARON FUNDS
--------------------------------------------------------------------------------

(6) RESTRICTED SECURITIES.

A summary of the restricted securities held at September 30, 2003 follows:




BARON ASSET FUND                                       Acquisition
Name of Issuer                                            Date          Value
--------------                                            ----          -----
Common Stock
 Wynn Resorts, Ltd.                                     04/17/01     $25,205,436
Convertible Preferred Stock
 Apollo International, Inc. S-A CV Pfd.                 07/21/99         849,996
 Somerford Corp. S-A Conv. Pfd.                         12/03/98       8,999,993
Corporate Bonds
 Somerford Corp. 8.50% Sub. Conv. Deb Due 04/23/
2006                                                    04/23/01       3,000,000
Warrants
 Corrections Corporation of America
 Warrants Exp 09/29/2005                                09/29/00         749,646
                                                                     -----------

Total Restricted Securities: (Cost $44,030,788)
(1.98% of Net Assets)                                                $38,805,071
                                                                     ===========




BARON GROWTH FUND                                      Acquisition
Name of Issuer                                            Date          Value
--------------                                            ----          -----
Common Stock
 Wynn Resorts, Ltd.
 (Cost $11,063,956) (0.42% of Net Assets)               04/22/02     $ 9,286,220
                                                                     ===========




BARON SMALL CAP FUND                                   Acquisition
Name of Issuer                                            Date          Value
--------------                                            ----          -----
Common Stock
 Casual Male Retail Group, Inc.                         05/15/02     $10,346,000
 Westjet Airlines, Ltd.                                 09/26/03       3,421,780
Warrants
 Casual Male Retail Group, Inc.
 Warrants Exp 04/26/2007                                05/15/02       3,874,500
 Casual Male Retail Group, Inc.
 Warrants Exp 07/02/2010                                07/03/03         263,000
Corporate Bonds
 Casual Male Retail Group, Inc. 12.00%
 Senior Sub. Notes due 04/26/2007                       05/15/02       7,500,000
 Casual Male Retail Group, Inc. 12.00%
 Senior Sub. Notes due 07/01/2010                       07/03/03       2,500,000
                                                                     -----------
Total Restricted Securities: (Cost $19,852,027)
(2.31% of Net Assets)                                                $27,905,280
                                                                     ===========




BARON iOPPORTUNITY FUND                                Acquisition
Name of Issuer                                            Date          Value
--------------                                            ----          -----
Common Stock
 Autobytel, Inc.
 (Cost $540,000) (0.87% of Net Assets)                  06/24/03     $   952,000
                                                                     ===========

BARON FUNDS
--------------------------------------------------------------------------------

(7) INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS.

As of September 30, 2003, the components of net assets on a tax basis were as follows:


                                               Baron Asset      Baron Growth    Baron Small Cap    Baron iOpportunity
                                                  Fund              Fund              Fund                Fund
                                                  ----              ----              ----                ----
Cost of investments                          $1,288,823,052    $1,696,603,281     $825,119,704       $  81,191,751
                                             ==============    ==============     ============       =============
Gross tax unrealized appreciation               761,625,695       523,757,574      415,414,584          34,747,042
Gross tax unrealized depreciation               (81,966,857)      (30,196,021)     (21,753,986)         (7,055,953)
                                             --------------    --------------     ------------       -------------
Net tax unrealized appreciation              $  679,658,838    $  493,561,553     $393,660,598       $  27,691,089
                                             ==============    ==============     ============       =============
Under current law, capital losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. These deferrals can be used to offset future capital gains at September 30, 2004.
The Funds also had capital loss carryforwards.
Capital loss carryforward expiring as
  follows:
   2009                                                  --                --               --         (23,974,628)
   2010                                                  --        (3,371,187)              --         (63,691,646)
   2011                                         (19,631,406)      (58,001,961)      (1,650,452)        (21,811,904)
                                             --------------    --------------     ------------       -------------
                                             $  (19,631,406)   $  (61,373,148)    $ (1,650,452)      $(109,478,178)
                                             ==============    ==============     ============       =============
Undistributed long-term capital gain         $           --    $           --     $         --       $          --
                                             ==============    ==============     ============       =============
Post October loss deferral                   $           --    $  (29,235,718)    $(15,106,400)      $          --
                                             ==============    ==============     ============       =============
Net investment loss and realized and unrealized gains and losses differ for financial statement and tax purposes due to differing treatments of wash sale losses deferred, losses realized subsequent to October 31 on the sale of securities, gains on in-kind redemptions and net operating losses.
The tax composition of dividends paid during the year ended September 30, 2003 was as follows:
Ordinary income                              $           --    $           --     $         --       $          --
Long-term capital gain                           67,413,267                --       20,581,254                  --
                                             --------------    --------------     ------------       -------------
                                             $   67,413,267    $           --     $ 20,581,254       $          --
                                             ==============    ==============     ============       =============

BARON FUNDS
-------------------------------------------------------------------------------

(8) INVESTMENT IN "AFFILIATES"* DURING THE YEAR ENDED SEPTEMBER 30, 2003.

BARON ASSET FUND


                                            Balance of         Gross        Gross Sales     Balance of
                                          Shares Held on     Purchases          and       Shares Held on        Value
            Name of Issuer                Sep. 30, 2002    and Additions    Reductions     Sep. 30, 2003    Sep. 30, 2003
 ------------------------------------------------------------------------------------------------------------------------
Alexander's, Inc.                              320,000                           5,000         315,000      $ 33,232,500
Apollo International, Inc. S-A CV Pfd.          92,106          13,158                         105,264           849,996
Choice Hotels Intl., Inc.                    4,500,000                       3,100,000       1,400,000                  **
ChoicePoint, Inc.                            5,725,000                         365,000       5,360,000       179,560,000
DeVry, Inc.                                  3,500,000                       2,100,000       1,400,000                  **
DVI, Inc.                                    1,378,600                       1,378,600               0                  **
Kerzner Intl., Ltd.                          2,400,000                                       2,400,000        85,392,000
Libbey, Inc.                                 2,270,000                       1,970,000         300,000                  **
OM Group, Inc.                               2,331,000                       2,331,000               0                  **
Saga Comm., Inc., Cl A                       4,420,000                       2,020,000       2,400,000        46,440,000
Seacor Smit, Inc.                            1,555,000                         805,000         750,000                  **
Smart and Final, Inc.                        2,500,000                       2,500,000               0                  **
Sotheby's Hldgs., Inc., Cl A                15,592,700       1,169,995      15,592,700       1,169,995                  **
Southern Union Co. +                         2,790,000         120,000         660,000       2,250,000                  **
Vail Resorts, Inc. Cl A                      9,300,000                       2,615,000       6,685,000        95,595,500
                                                                                                            ------------
                                                                                                            $441,069,996
                                                                                                            ============


                                                Dividend
                                                 Income
            Name of Issuer                Oct. 1-Sep. 30, 2003
 -------------------------------------------------------------
Alexander's, Inc.
Apollo International, Inc. S-A CV Pfd.
Choice Hotels Intl., Inc.
ChoicePoint, Inc.
DeVry, Inc.
DVI, Inc.
Kerzner Intl., Ltd.
Libbey, Inc.                                    $502,530
OM Group, Inc.
Saga Comm., Inc., Cl A
Seacor Smit, Inc.
Smart and Final, Inc.
Sotheby's Hldgs., Inc., Cl A
Southern Union Co. +
Vail Resorts, Inc. Cl A
                                                --------
                                                $502,530
                                                ========




-------------------------------------------------------------------------------
BARON GROWTH FUND


                              Balance of         Gross        Gross Sales     Balance of                            Dividend
                            Shares Held on     Purchases          and       Shares Held on        Value              Income
     Name of Issuer         Sep. 30, 2002    and Additions    Reductions     Sep. 30, 2003    Sep. 30, 2003   Oct. 1-Sep. 30, 2003
----------------------------------------------------------------------------------------------------------------------------------
Arch Capital Group, Ltd.        750,000          800,000                       1,550,000      $ 51,165,500
Centene Corp. #                 450,000        1,050,000                       1,500,000        45,585,000
Kerzner Intl., Ltd.           1,060,000          390,000                       1,450,000        51,591,000
Symyx Technologies, Inc.        800,000          881,000                       1,681,000        36,208,740
                                                                                              ------------             --
                                                                                              $184,550,240             $0
                                                                                              ============             ==




-------------------------------------------------------------------------------
BARON SMALL CAP FUND


                                     Balance of         Gross        Gross Sales     Balance of
                                   Shares Held on     Purchases          and       Shares Held on        Value
         Name of Issuer            Sep. 30, 2002    and Additions    Reductions     Sep. 30, 2003    Sep. 30, 2003
 -----------------------------------------------------------------------------------------------------------------
Casual Male Retail Group, Inc.       2,353,000                         953,000        1,400,000       $ 10,346,000
Casual Male Retail Group, Inc.,
  Warrants Exp 04/26/2007            1,407,353                                        1,407,353          3,874,500
Casual Male Retail Group, Inc.,
  Warrants Exp 07/02/2010                    0         100,000                          100,000            263,000
Drexler Technology Corp.                     0         575,000                          575,000          8,061,500
Equity Marketing, Inc.                 500,000                                          500,000          7,549,500
Immucor, Inc.                                0         822,700                          822,700         22,171,765
Information Holdings, Inc.             800,000         335,000         310,000          825,000                   **
Restoration Hardware, Inc.           1,550,000                         400,000        1,150,000                   **
                                                                                                     -------------
                                                                                                     $  52,266,265
                                                                                                     =============


                                         Dividend
                                          Income
         Name of Issuer            Oct. 1-Sep. 30, 2003
 ------------------------------------------------------
Casual Male Retail Group, Inc.
Casual Male Retail Group, Inc.,
  Warrants Exp 04/26/2007
Casual Male Retail Group, Inc.,
  Warrants Exp 07/02/2010
Drexler Technology Corp.
Equity Marketing, Inc.
Immucor, Inc.
Information Holdings, Inc.
Restoration Hardware, Inc.
                                            --
                                            $0
                                            ==

---------------
* "Affiliated" issuers, as defined in the Investment Company Act of 1940, are issuers in which a Fund held 5% or more of the outstanding voting securities.
**  As of September 30, 2003, no longer an affiliate.
+   Received 120,000 shares from 5% stock dividend.
#   Received 475,000 shares from 3:2 stock split.

BARON FUNDS
-------------------------------------------------------------------------------

(9) Financial Highlights


BARON ASSET FUND

Selected data for a share of beneficial interest outstanding throughout each year:


                                                                        Year Ended September 30,
                                             -----------------------------------------------------------------------------
                                               2003        2002       2001        2000       1999        1998       1997
                                             --------    --------   --------    --------   --------    --------   --------
Net asset value, beginning of year           $  35.65    $  40.22   $  63.35    $  51.57   $  39.96    $  47.43   $  35.50
                                             --------    --------   --------    --------   --------    --------   --------
Income from investment operations
Net investment income (loss)                    (0.46)      (0.55)     (0.65)      (0.76)     (0.30)       0.05      (0.14)
Net realized and unrealized gains
 (losses)
 on investments                                  6.04        0.05     (17.87)      12.53      11.94       (7.52)     12.11
                                             --------    --------   --------    --------   --------    --------   --------
   Total from investment operations              5.58       (0.50)    (18.52)      11.77      11.64       (7.47)     11.97
                                             --------    --------   --------    --------   --------    --------   --------
Less distributions
Dividends from net investment income             0.00        0.00       0.00        0.00      (0.04)       0.00       0.00
Distributions from net realized gains           (1.18)      (4.07)     (4.61)       0.00       0.00        0.00      (0.04)
                                             --------    --------   --------    --------   --------    --------   --------
   Total distributions                          (1.18)      (4.07)     (4.61)       0.00      (0.04)       0.00      (0.04)
                                             --------    --------   --------    --------   --------    --------   --------
Capital contribution                             0.00        0.00       0.00        0.01       0.01        0.00       0.00
                                             --------    --------   --------    --------   --------    --------   --------
Net asset value, end of year                 $  40.05    $  35.65   $  40.22    $  63.35   $  51.57    $  39.96   $  47.43
                                             ========    ========   ========    ========   ========    ========   ========
   Total return                                  16.1%       (2.5%)    (31.2%)      22.8%+     29.2%*     (15.7%)     33.8%
                                             --------    --------   --------    --------   --------    --------   --------
Ratios/Supplemental data
Net assets (in millions), end of year        $1,957.2    $2,055.2   $2,692.3    $4,917.4   $5,863.1    $4,410.5   $3,224.5
Ratio of total expenses to average net
 assets                                          1.34%       1.35%      1.37%       1.36%      1.31%       1.32%      1.35%
Less: Ratio of interest expense to
 average net assets                              0.00%      (0.02%)    (0.01%)     (0.03%)     0.00%       0.00%      0.00%
                                             --------    --------   --------    --------   --------    --------   --------
Ratio of operating expenses to average
 net assets                                      1.34%       1.33%      1.36%       1.33%      1.31%       1.32%      1.35%
                                             ========    ========   ========    ========   ========    ========   ========
Ratio of net investment income (loss) to
 average net assets                             (1.14%)     (1.16%)    (1.14%)     (1.09%)    (0.57%)      0.11%     (0.52%)
Portfolio turnover rate                         27.95%       6.01%      4.33%       2.51%     15.64%      23.43%     13.23%


                                               Year Ended September 30,
                                             ---------------------------
                                               1996       1995     1994
                                             --------    ------   ------
Net asset value, beginning of year           $  29.30    $22.82   $21.91
                                             --------    ------   ------
Income from investment operations
Net investment income (loss)                    (0.06)    (0.09)   (0.14)
Net realized and unrealized gains
 (losses)
 on investments                                  6.29      7.23     1.82
                                             --------    ------   ------
   Total from investment operations              6.23      7.14     1.68
                                             --------    ------   ------
Less distributions
Dividends from net investment income             0.00      0.00     0.00
Distributions from net realized gains           (0.03)    (0.66)   (0.77)
                                             --------    ------   ------
   Total distributions                          (0.03)    (0.66)   (0.77)
                                             --------    ------   ------
Capital contribution                             0.00      0.00     0.00
                                             --------    ------   ------
Net asset value, end of year                 $  35.50    $29.30   $22.82
                                             ========    ======   ======
   Total return                                  21.3%     32.3%     8.0%
                                             --------    ------   ------
Ratios/Supplemental data
Net assets (in millions), end of year        $1,166.1    $290.0   $ 80.3
Ratio of total expenses to average net
 assets                                          1.40%     1.44%    1.59%
Less: Ratio of interest expense to
 average net assets                              0.00%     0.00%    0.00%
                                             --------    ------   ------
Ratio of operating expenses to average
 net assets                                      1.40%     1.44%    1.59%
                                             ========    ======   ======
Ratio of net investment income (loss) to
 average net assets                             (0.29%)   (0.55%)  (0.71%)
Portfolio turnover rate                         19.34%    35.15%   55.87%


+ Had the adviser not made the capital contribution, the Fund's performance would have been reduced by 0.02%.
* Had the adviser not made the capital contribution, the Fund's performance would have been reduced by 0.03%.

BARON GROWTH FUND

Selected data for a share of beneficial interest outstanding throughout each year:


                                                                        Year Ended September 30,
                                              ----------------------------------------------------------------------------
                                               2003        2002      2001      2000     1999      1998     1997      1996
                                             --------    --------   ------    ------   ------    ------   ------    ------
Net asset value, beginning of year           $  26.96    $  27.18   $32.26    $29.06   $20.32    $24.89   $18.40    $14.77
                                             --------    --------   ------    ------   ------    ------   ------    ------
Income from investment operations
Net investment income (loss)                    (0.25)      (0.23)   (0.22)    (0.26)   (0.04)     0.06     0.06      0.11
Net realized and unrealized gains
 (losses) on investments                         5.94        1.65    (1.67)     5.34     8.82     (4.56)    6.68      3.66
                                             --------    --------   ------    ------   ------    ------   ------    ------
   Total from investment operations              5.69        1.42    (1.89)     5.08     8.78     (4.50)    6.74      3.77
                                             --------    --------   ------    ------   ------    ------   ------    ------
Less distributions
Dividends from net investment income             0.00        0.00     0.00      0.00    (0.04)    (0.02)   (0.09)    (0.04)
Distributions from net realized gains            0.00       (1.64)   (3.19)    (1.88)    0.00     (0.05)   (0.16)    (0.10)
                                             --------    --------   ------    ------   ------    ------   ------    ------
   Total distributions                           0.00       (1.64)   (3.19)    (1.88)   (0.04)    (0.07)   (0.25)    (0.14)
                                             --------    --------   ------    ------   ------    ------   ------    ------
Net asset value, end of year                 $  32.65    $  26.96   $27.18    $32.26   $29.06    $20.32   $24.89    $18.40
                                             ========    ========   ======    ======   ======    ======   ======    ======
   Total return                                  21.1%        5.0%    (6.1%)    18.6%    43.2%    (18.1%)   37.1%     25.8%
                                             --------    --------   ------    ------   ------    ------   ------    ------
Ratios/Supplemental data
Net assets (in millions), end of year        $2,185.4    $1,030.3   $512.3    $533.4   $439.4    $315.6   $390.8    $207.2
Ratio of total expenses to average net
 assets                                          1.36%       1.35%    1.36%     1.36%    1.40%     1.43%    1.40%     1.54%
Less: Ratio of interest expense to
 average net assets                              0.00%       0.00%    0.00%     0.00%   (0.03%)   (0.06%)   0.00%     0.00%
                                             --------    --------   ------    ------   ------    ------   ------    ------
Ratio of operating expenses to average
 net assets                                      1.36%       1.35%    1.36%     1.36%    1.37%     1.37%    1.40%     1.54%
                                             ========    ========   ======    ======   ======    ======   ======    ======
Ratio of net investment income (loss) to
 average net assets                             (1.11%)     (1.02%)  (0.79%)   (0.78%)  (0.20%)    0.21%    0.37%     1.20%
Portfolio turnover rate                         32.63%      18.31%   34.94%    39.00%   53.36%    40.38%   25.17%    40.27%


                                              Year
                                              Ended
                September 30,
    --------------------------------------
                                              1995*
                                             ------
Net asset value, beginning of year           $10.00
                                             ------
Income from investment operations
Net investment income (loss)                   0.04
Net realized and unrealized gains
 (losses) on investments                       4.73
                                             ------
   Total from investment operations            4.77
                                             ------
Less distributions
Dividends from net investment income           0.00
Distributions from net realized gains          0.00
                                             ------
   Total distributions                         0.00
                                             ------
Net asset value, end of year                 $14.77
                                             ======
   Total return                                47.7%
                                             ------
Ratios/Supplemental data
Net assets (in millions), end of year        $ 28.6
Ratio of total expenses to average net
 assets                                        1.99%**
Less: Ratio of interest expense to
 average net assets                            0.00%
                                             ------
Ratio of operating expenses to average
 net assets                                    1.99%**
                                             ======
Ratio of net investment income (loss) to
 average net assets                            1.13%**
Portfolio turnover rate                       40.56%

---------------
* For the period January 3, 1995 (Commencement of Operations) to September 30, 1995.
**  Annualized.

The Fund's custodian's offset of custody fees amounted to less than $0.01 per share in 1996 and 1995.
The expense offset amounts are included in expense data above.

BARON FUNDS
--------------------------------------------------------------------------------


-------------------------------------------------------------------------------

(9) Financial Highlights (continued)

BARON SMALL CAP FUND

Selected data for a share of beneficial interest outstanding throughout each year:


                                                                                           Year ended September 30,
                                                                            -------------------------------------------------------
                                                                             2003       2002     2001      2000      1999     1998
                                                                           --------    ------   ------    ------    ------   ------
Net asset value, beginning of year                                         $  13.73    $12.69   $16.05    $13.37    $ 8.61   $10.00
                                                                           --------    ------   ------    ------    ------   ------
Income from investment operations
Net investment loss                                                           (0.11)    (0.14)   (0.11)    (0.16)    (0.10)   (0.02)
Net realized and unrealized gains (losses) on investments                      4.02      1.18    (2.87)     2.84      4.86    (1.37)
                                                                           --------    ------   ------    ------    ------   ------
   Total from investment operations                                            3.91      1.04    (2.98)     2.68      4.76    (1.39)
                                                                           --------    ------   ------    ------    ------   ------
Less distributions
Dividends from net investment income                                           0.00      0.00     0.00      0.00      0.00     0.00
Distributions from net realized gains                                         (0.38)     0.00    (0.38)     0.00      0.00     0.00
                                                                           --------    ------   ------    ------    ------   ------
   Total distributions                                                        (0.38)     0.00    (0.38)     0.00      0.00     0.00
                                                                           --------    ------   ------    ------    ------   ------
Net asset value, end of year                                               $  17.26    $13.73   $12.69    $16.05    $13.37   $ 8.61
                                                                           ========    ======   ======    ======    ======   ======
   Total return                                                                29.2%      8.2%   (18.8%)    20.0%     55.3%   (13.9%
                                                                           --------    ------   ------    ------    ------   ------
Ratios/Supplemental data
Net assets (in millions), end of year                                      $1,210.5    $719.1   $585.9    $879.5    $715.7   $403.7
Ratio of total expenses to average net assets                                  1.36%     1.36%    1.35%     1.33%     1.34%    1.39%
Ratio of net investment loss to average net assets                            (0.87%)   (0.97%)  (0.68%)   (0.90%)   (0.99%)  (0.20%
Portfolio turnover rate                                                       30.29%    55.07%   55.77%    53.18%    42.69%   59.68%


BARON iOPPORTUNITY FUND

Selected data for a share of beneficial interest outstanding throughout each year:


                                                                                                 For the year ended September 30,
                                                                                                -----------------------------------
                                                                                                2003      2002      2001      2000*
                                                                                               ------    ------    -------   ------
Net asset value, beginning of year                                                             $ 3.63    $ 4.09    $  8.76   $10.00
                                                                                               ------    ------    -------   ------
Income from investment operations
Net investment income (loss)                                                                    (0.05)    (0.06)     (0.05)    0.03
Net realized and unrealized gains (losses) on investments                                        2.89     (0.40)     (4.59)   (1.28)
                                                                                               ------    ------    -------   ------
   Total from investment operations                                                              2.84     (0.46)     (4.64)   (1.25)
                                                                                               ------    ------    -------   ------
Less distributions
Dividends from net investment income                                                             0.00      0.00      (0.03)    0.00
Distributions from net realized gains                                                            0.00      0.00       0.00     0.00
                                                                                               ------    ------    -------   ------
   Total distributions                                                                           0.00      0.00      (0.03)    0.00
                                                                                               ------    ------    -------   ------
Redemption fees added to paid in capital                                                         0.01      0.00+      0.00+    0.01
                                                                                               ------    ------    -------   ------
Net asset value, end of year                                                                   $ 6.48    $ 3.63    $  4.09   $ 8.76
                                                                                               ======    ======    =======   ======
   Total return ^                                                                                78.5%    (11.2%)    (53.1%)  (12.4%
                                                                                               ------    ------    -------   ------
Ratios/Supplemental data
Net assets (in millions), end of year                                                          $109.3    $ 57.5    $  73.7   $188.2
Ratio of total expenses to average net assets                                                    1.67%     1.65%      1.55%    1.53%
Less: Expense reimbursement by investment adviser                                               (0.17%)   (0.15%)    (0.05%)  (0.03%
                                                                                               ------    ------    -------   ------
Ratio of net expenses to average net assets                                                      1.50%     1.50%      1.50%    1.50%
                                                                                               ======    ======    =======   ======
Ratio of net investment income (loss) to average net assets                                     (1.18%)   (1.20%)    (0.75%)   0.46%
Portfolio turnover rate                                                                         89.72%    96.41%    123.30%   31.47%

---------------
* For the period February 29, 2000 (Commencement of Operations) to September 30, 2000.
**  Annualized.
+   Less than $0.01 per share.
^ The total returns would have been lower had certain expenses not been reduced during the periods shown.

BARON FUNDS
--------------------------------------------------------------------------------

REPORT OF INDEPENDENT AUDITORS
--------------------------------------------------------------------------------



----------------------------
TO THE BOARD OF TRUSTEES
AND SHAREHOLDERS OF
BARON ASSET FUND
----------------------------


In our opinion, the accompanying statements of assets and liabilities and statements of net assets, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Baron Asset Fund (comprising, respectively, Baron Asset Fund, Baron Growth Fund, Baron Small Cap Fund and Baron iOpportunity Fund (collectively the "Funds")) at September 30, 2003, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at September 30, 2003 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

                                                  PricewaterhouseCoopers LLP

New York, New York
November 13, 2003

BARON FUNDS
--------------------------------------------------------------------------------

TAX INFORMATION (UNAUDITED)
--------------------------------------------------------------------------------

     We are required by the Internal Revenue Code to advise you within 60 days of the Fund's fiscal year end as to the federal tax status of distributions paid by the Funds during such fiscal year.

     On November 21, 2002, the following distributions were declared and paid to shareholders of record on November 20, 2002, from net realized capital gains.

                                                                      Long Term
             Fund                                                   Capital Gain    Per Share
              ----                                                  ------------    ---------
             Baron Asset Fund                                        $67,413,267     $1.177
             Baron Small Cap Fund                                    $20,581,254     $0.381


     The information and distributions reported may differ from the information and distributions taxable to the shareholders for the calendar year ended December 31, 2003. The information necessary to complete your income tax return for the calendar year ended December 31, 2003 is listed on form 1099- DIV which will be mailed to you in January 2004.


MANAGEMENT OF THE FUNDS
--------------------------------------------------------------------------------

BOARD OF TRUSTEES AND OFFICERS

The Board of Trustees oversees the management of the Funds. The following table lists the Trustees and executive officers of the Funds, their date of birth, current positions held with the Funds, length of time served, principal occupations during the past five years and other Trusteeships/Directorships held outside the fund complex. Unless otherwise noted, the address of each executive officer and Trustee is Baron Funds, 767 Fifth Avenue, 49th Floor, New York, NY 10153. Trustees who are not deemed to be "interested persons" of the Funds as defined in the 1940 Act are referred to as "Disinterested Trustees." Trustees who are deemed to be "interested persons" of the Funds are referred to as "Interested Trustees." All Trustees listed below, whether Interested or Disinterested, serve as trustee for all four portfolios.

INTERESTED TRUSTEES

NAME, ADDRESS &                  POSITION(S) HELD                                      PRINCIPAL OCCUPATION(S)
DATE OF BIRTH                    WITH THE FUNDS           LENGTH OF TIME SERVED        DURING THE PAST FIVE YEARS
-------------                    --------------           ---------------------        --------------------------
Ronald Baron*+                   Chairman, CEO,           16 years                     Chairman, CEO, and Director, Baron
767 Fifth Avenue                 Chief Investment                                      Capital, Inc. (1982-Present), Baron
New York, NY 10153               Officer, Trustee and                                  Capital Management, Inc. (1983-Present),
DOB: May 23, 1943                Portfolio Manager                                     Baron Capital Group, Inc. (1984-Present),
                                                                                       BAMCO, Inc. (1987-Present); Portfolio
                                                                                       Manager, Baron Asset Fund (1987-Present)
                                                                                       and Baron Growth Fund (1995-Present).
Linda S. Martinson*+             Vice President,          16 years                     General Counsel, Vice President and
767 Fifth Avenue                 Secretary, General                                    Secretary, Baron Capital, Inc. (1983-
New York, NY 10153               Counsel and Trustee                                   Present), BAMCO, Inc. (1987-Present),
DOB: February 22, 1955                                                                 Baron Capital Group, Inc. (1984-Present),
                                                                                       Baron Capital Management, Inc. (1983-
                                                                                       Present).
Morty Schaja*+                   President, Chief         7 years                      President and Chief Operating Officer,
767 Fifth Avenue                 Operating Officer and                                 Baron Capital, Inc. (1999-Present); Senior
New York, NY 10153               Trustee                                               Vice President and Chief Operating
DOB: October 30, 1954                                                                  Officer, Baron Capital, Inc. (1997-1999);

                                                                                       Managing Director, Vice President, Baron
                                                                                       Capital, Inc. (1991-1999); and Director,
                                                                                       Baron Capital Group, Inc., Baron Capital
                                                                                       Management, Inc., and BAMCO, Inc. (1997-
                                                                                       Present).

INTERESTED TRUSTEES

NAME, ADDRESS &                  OTHER TRUSTEE/DIRECTORSHIPS
DATE OF BIRTH                    HELD BY THE TRUSTEE
-------------                    -------------------
Ronald Baron*+                   None
767 Fifth Avenue
New York, NY 10153
DOB: May 23, 1943
Linda S. Martinson*+             None
767 Fifth Avenue
New York, NY 10153
DOB: February 22, 1955
Morty Schaja*+                   None
767 Fifth Avenue
New York, NY 10153
DOB: October 30, 1954

BARON FUNDS
-------------------------------------------------------------------------------

DISINTERESTED TRUSTEES

NAME, ADDRESS &                   POSITION(S) HELD                                       PRINCIPAL OCCUPATION(S)
DATE OF BIRTH                     WITH THE FUNDS           LENGTH OF TIME SERVED         DURING THE PAST FIVE YEARS
-------------                     --------------           ---------------------         --------------------------
Norman S. Edelcup+^**             Trustee                  16 years                      Senior Vice President and Director,
244 Atlantic Isles                                                                       Florida Savings Bancorp (2001-
Sunny Isles Beach, FL 33160                                                              Present); Mayor (Oct. 2003-
DOB: May 8, 1935                                                                         Present), Commissioner, Sunny Isles
                                                                                         Beach, Florida (2001-2003); Senior
                                                                                         Vice President, Item Processing of
                                                                                         America (1999-2000) (a subsidiary
                                                                                         of The Intercept Group); Chairman,
                                                                                         Item Processing of America (1989-
                                                                                         1999) (a financial institution
                                                                                         service bureau); Director, Valhi,
                                                                                         Inc. (1975-Present) (diversified
                                                                                         company); Director, Artistic
                                                                                         Greetings, Inc. (1985-1998).
Charles N. Mathewson**            Trustee                  16 years                      Chairman Emeritus (October 2003-
9295 Prototype Drive                                                                     Present), Chairman, International
Reno, NV 89521                                                                           Game Technology, Inc. (1986-2003)
DOB: June 12, 1928                                                                       (manufacturer of microprocessor-
                                                                                         controlled gaming machines and
                                                                                         monitoring systems); Chairman,
                                                                                         American Gaming Association (1994-
                                                                                         2002).
Harold W. Milner^**               Trustee                  16 years                      Retired; President and CEO, Kahler
2293 Morningstar Drive                                                                   Realty Corporation (1985-1997)
Park City, UT 84060                                                                      motel ownership and management).
DOB: November 11, 1934
Raymond Noveck++^**               Trustee                  16 years                      Private Investor (1999-Present);
31 Karen Road                                                                            President, The Medical Information
Waban, MA 02168                                                                          Line, Inc. (1997-1998) (health care
DOB: May 4, 1943                                                                         information); President, Strategic
                                                                                         Systems, Inc. (1990-1997) (health
                                                                                         care information); Director,
                                                                                         Horizon/CMS Healthcare Corporation
                                                                                         (1987-1997).
David A. Silverman, MD **         Trustee                  16 years                      Physician and Faculty, New York
146 Central Park West                                                                    University School of Medicine
New York, NY 10024                                                                       (1976-Present).
DOB: March 14, 1950

DISINTERESTED TRUSTEES

NAME, ADDRESS &                   OTHER TRUSTEE/DIRECTORSHIPS
DATE OF BIRTH                     HELD BY THE TRUSTEE
-------------                     -------------------
Norman S. Edelcup+^**             Director, Florida Savings
244 Atlantic Isles                Bancorp (2001-Present);
Sunny Isles Beach, FL 33160       Director, Valhi, Inc. (1975-
DOB: May 8, 1935                  Present) (diversified company)
Charles N. Mathewson**            None
9295 Prototype Drive
Reno, NV 89521
DOB: June 12, 1928
Harold W. Milner^**               None
2293 Morningstar Drive
Park City, UT 84060
DOB: November 11, 1934
Raymond Noveck++^**               None
31 Karen Road
Waban, MA 02168
DOB: May 4, 1943
David A. Silverman, MD **         None
146 Central Park West
New York, NY 10024
DOB: March 14, 1950

BARON FUNDS
--------------------------------------------------------------------------------

OFFICERS OF THE FUNDS

NAME, ADDRESS &                  POSITION(S) HELD                                      PRINCIPAL OCCUPATION(S)
DATE OF BIRTH                    WITH THE FUNDS           LENGTH OF TIME SERVED        DURING THE PAST FIVE YEARS
-------------                    --------------           ---------------------        --------------------------
Clifford Greenberg               Senior Vice President    6 years                      Senior Vice President, Baron Capital,
767 Fifth Avenue                 and Portfolio Manager                                 Inc., Baron Capital Group, Inc., BAMCO,
New York, NY 10153                                                                     Inc. (2003-Present) Vice President (1997-
DOB: April 30, 1959                                                                    2003), Portfolio Manager, Baron Small Cap
                                                                                       Fund (1997-Present); General Partner, HPB
                                                                                       Associates, LP (1984-1996) (investment
                                                                                       partnership).
Andrew Peck                      Vice President and       1 year                       Vice President, Baron Asset Fund (2003),
767 Fifth Avenue                 Portfolio Manager                                     Analyst, Baron Capital, Inc. (1998-
New York, NY 10153                                                                     Present), Co-Portfolio Manager, Baron
DOB: March 25, 1969                                                                    Asset Fund (2003-Present)
Susan Robbins                    Vice President           16 years                     Senior Analyst, Vice President and
767 Fifth Avenue                                                                       Director, Baron Capital, Inc. (1982-
New York, NY 10153                                                                     Present), Baron Capital Management, Inc.
DOB: October 19, 1954                                                                  (1984-Present).
Mitchell J. Rubin                Vice President and       3 years                      Vice President and Senior Analyst, Baron
767 Fifth Avenue                 Portfolio Manager                                     Capital, Inc. (1997-Present), Portfolio
New York, NY 10153                                                                     Manager of Baron iOpportunity Fund (2000-
DOB: September 22, 1966                                                                Present).
Peggy C. Wong                    Treasurer and Chief      16 years                     Treasurer and Chief Financial Officer,
767 Fifth Avenue                 Financial Officer                                     Baron Capital, Inc., Baron Capital Group,
New York, NY 10153                                                                     Inc., BAMCO, Inc. and Baron Capital
DOB: April 30, 1961                                                                    Management, Inc. (1987-Present).

OFFICERS OF THE FUNDS

NAME, ADDRESS &                  OTHER TRUSTEE/DIRECTORSHIPS
DATE OF BIRTH                    HELD BY THE TRUSTEE
-------------                    -------------------
Clifford Greenberg               None
767 Fifth Avenue
New York, NY 10153
DOB: April 30, 1959
Andrew Peck                      None
767 Fifth Avenue
New York, NY 10153
DOB: March 25, 1969
Susan Robbins                    None
767 Fifth Avenue
New York, NY 10153
DOB: October 19, 1954
Mitchell J. Rubin                None
767 Fifth Avenue
New York, NY 10153
DOB: September 22, 1966
Peggy C. Wong                    None
767 Fifth Avenue
New York, NY 10153
DOB: April 30, 1961

-------------------------------------------------------------------------------
* Trustees deemed to be "interested persons" of the Fund as that term is defined in the Investment Company Act of 1940 by reason of their employment with the Funds' Adviser and Distributor.
+ Members of the Executive Committee, which is empowered to exercise all of the powers, including the power to declare dividends, of the full Board of Trustees when the full Board of Trustees is not in session.
+   Members of the Audit Committee.
^   Members of the Nominating Committee.
**  Members of the Independent Committee.

[Registered Castle Design]
 B A R O N
 F U N D S

c/o UMB Fund Services, Inc.
803 West Michigan Avenue
Suite A
Milwaukee, WI 53233-2301










                                                               SEP03

Item 2. Code of Ethics.

     Filed pursuant to Item 10(a)(1) of Item 2 to Form N-CSR.   EX-99.COE

Item 3. Audit Committee Financial Expert.

     The Board of Trustees of the Fund has determined that Norman S. Edelcup, a member of the Audit Committee, possesses the technical attributes identified in Instruction 2(b) of Item 3 to Form N-CSR to qualify as an "Audit Committee Financial Expert" and has designated Mr. Edelcup as the Audit Committee's Financial Expert. Mr. Edelcup is an "idependent" Trustee pursuant to paragraph (a)(2) of Item 3 to Form N-CSR.

Item 4.  Principal Accountant Fees and Services.

     Not applicable at this time. This item is applicable to annual reports for the first fiscal year ending December 15, 2003.

Item 5.  Audit Committee of Listed Registrants.

     The members of the Fund's Audit Committee are Norman Edelcup and Raymond Noveck, both "idependent" Trustees pursuant to paragraph (a)(2) of Item 3 to Form N-CSR.

Item 6.  [Reserved].

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

     NOT APPLICABLE.

Item 8.  [Reserved].

Item 9.  Controls and Procedures.

     The Registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing of this report on Form N-CSR, that the design and operation of such procedures are effective to provide reasonable assurance that information required to be disclosed by the investment company in the reports that it files or submits under the Securities Exchange Act to 1934 is recorded, processed, summarized, and reported within the time periods specified in the Commission's rules and forms.

     At the date of filing this N-CSR, the Registrant's principal executive office and principal financial officer are aware of no significant changes in the Registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 10. Exhibits.

     a).    EX-99.COE
            Current copy of the Fund's Code of Ethics pursuant to Item 2 of the Form N-CSR.

     b).    Ex-99.CERT
            Certification required by Item 10(b) of Form N-CSR.

            Ex-99.906 CERT
            Certification pursuant to Section 906 of the Sarbanes Oxley Act.

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


                                 BARON ASSET FUND



                                 By:   /s/ Ronald Baron
                                       -------------------
                                           Ronald Baron
                                           Chairman and Chief Executive Officer

                                 Date: December 5, 2003




Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


                                 By:   /s/ Ronald Baron
                                       --------------------
                                           Ronald Baron
                                           Chairman and Chief Executive Officer



                                 Date: December 5, 2003

                                 By:   /s/ Peggy Wong
                                       --------------------
                                           Peggy Wong
                                           Treasurer and Chief Financial Officer

                                  Date: December 5, 2003


A signed original of this written statement has been provided to Baron Asset Fund and will be retained by Baron Asset and furnished to the Securities and Exchange Commission or its staff upon request.